As filed with the Securities and Exchange Commission on February 24, 1999
                                        Registration Nos. 811-8437 and 333-37711





                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -----------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933                        [X]


                           Pre-Effective Amendment No.                       [ ]



                          Post-Effective Amendment No. 5                     [X]



                                       and
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [X]




                                 Amendment No. 7                             [X]
                        (Check appropriate box or boxes)



                                   -----------


                           UNDISCOVERED MANAGERS FUNDS
               (Exact name of registrant as specified in charter)


                              Plaza of the Americas
                             700 North Pearl Street
                               Dallas, Texas 75201


       Registrant's telephone number, including area code: (214) 999-7200


Name and address
of agent for service                                     with a copy to:
Mark P. Hurley                                           John M. Loder, Esq.
Undiscovered Managers, LLC                               Ropes & Gray
Plaza of the Americas                                    One International Place
700 North Pearl Street                                   Boston, MA  02110
Dallas, Texas  75201



Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.


It is proposed that this filing will become effective (check appropriate box):



[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ] on (date) pursuant to paragraph (b) of Rule 485.
[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.



If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Shares of Beneficial Interest.

                           UNDISCOVERED MANAGERS FUNDS

                              Cross Reference Sheet

                           Items required by Form N-1A

PART A



Item No.   Registration Statement Caption              Caption in Prospectus
1.         Cover Page                                  Cover Page

2.         Synopsis                                    Summary of Expenses

3.         Condensed Financial Information             Not Applicable

4.         General Description of Registrant           Cover Page; The Funds; More Information About the
                                                       Funds' Investments and Risk Considerations; Organization and Capitalization
                                                       of The Trust

5.         Management of the Fund                      Cover Page; The Funds; Management of the Funds;
                                                       Organization and Capitalization of The Trust; Portfolio Transactions; Back
                                                       Cover

5A.        Management's Discussion of Fund             Not Applicable
           Performance

6.         Capital Stock and Other Securities          Cover Page; General Shareholder Services; How to Redeem Shares;
                                                       Dividends, Capital Gain Distributions and Taxes; Organization and
                                                       Capitalization of The Trust

7.         Purchase of Securities Being Offered        Management of the Funds; How to Purchase Shares; General Shareholder
                                                       Services; Back Cover

8.         Redemption or Repurchase                    How to Purchase Shares; How to Redeem Shares

9.         Pending Legal Proceedings                   Not Applicable

PART B




Item No.   Registration Statement Caption              Caption in Prospectus or Statement of Additional Information

10.        Cover Page                                  Cover Page

11.        Table of Contents                           Table of Contents

12.        General Information and History             Not Applicable

13.        Investment Objectives and Policies          Investment Objectives, Policies and Restrictions

14.        Management of the Fund                      Management of the Trust

15.        Control Persons and Principal Holders of    Ownership of Shares of the Funds
           Securities

16.        Investment Advisory and Other Services      Investment Advisory and Other Services; Management
                                                       of the Funds (Prospectus)

17.        Brokerage Allocation and Other Practices    Portfolio Transactions and Brokerage; Portfolio
                                                       Transactions (Prospectus)

18.        Capital Stock and Other Securities          How to Redeem Shares (Prospectus); Redemptions;
                                                       Dividends, Capital Gain Distributions and Taxes
                                                       (Prospectus); Income Dividends, Capital Gain
                                                       Distributions and Tax Status

19.        Purchase, Redemption and Pricing of         How to Purchase Shares (Prospectus); How to Buy
           Securities Being Offered                    Shares; Shareholder Services; How to Redeem Shares
                                                       (Prospectus); Redemptions; Net Asset Value

20.        Tax Status                                  Dividends, Capital Gain Distributions and Taxes
                                                       (Prospectus); Income Dividends, Capital Gain
                                                       Distributions and Tax Status

21.        Underwriters                                Investment Advisory and Other Services

22.        Calculations of Performance Data            Calculation of Total Return

23.        Financial Statements                        Financial Statements

PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.


This Post-Effective Amendment No. 5 relates to the addition of a new class of shares (Class C shares) to certain series of the Registrant. No prospectus contained in the Registrant's Registration Statement relating to any other class of shares of the Registrant is amended or superseded hereby.

                         [LOGO]undiscovered managers(TM)


                           UNDISCOVERED MANAGERS FUNDS









CLASS C

P R O S P E C T U S

_______________, 1999









                 CLASS C SHARES OF:
                 ------------------
                     UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
                     UNDISCOVERED MANAGERS REIT FUND
                     UNDISCOVERED MANAGERS SMALL CAP VALUE FUND
                     UNDISCOVERED MANAGERS CORE EQUITY FUND
                     UNDISCOVERED MANAGERS ALL CAP VALUE FUND
                     UM INTERNATIONAL EQUITY FUND





Undiscovered Managers Funds
Plaza of the Americas
700 North Pearl Street, Suite 1700
Dallas, Texas 75201
1-888-242-3514

Class C
Prospectus                                                   _____________, 1999


                           UNDISCOVERED MANAGERS FUNDS


Undiscovered Managers Funds (the "Trust") is a registered open-end management investment company with eleven separately managed portfolios. Six of the Trust's portfolios (each such portfolio a "Fund," and collectively, the "Funds") offer Class C shares. Undiscovered Managers, LLC ("Undiscovered Managers") is the investment adviser of the Funds. Each Fund's portfolio is managed by a sub-adviser selected by Undiscovered Managers for its experience managing a portfolio of this kind:

o Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund") is managed by Fuller & Thaler Asset Management, Inc.

o Undiscovered Managers REIT Fund (the "REIT Fund") is managed by Bay Isle Financial Corporation.

o Undiscovered Managers Small Cap Value Fund (the "Small Cap Value Fund") is managed by J.L. Kaplan Associates, LLC.

o Undiscovered Managers Core Equity Fund (the "Core Equity Fund") is managed by Waite & Associates, L.L.C.

o Undiscovered Managers All Cap Value Fund (the "All Cap Value Fund") is managed by E.R. Taylor Investments, Inc.

o UM International Equity Fund (the "International Equity Fund") is managed by Unibank Securities, Inc.

Each Fund's investment objective is long-term growth of capital, except for the Behavioral Growth Fund, which has the investment objective of growth of capital, the REIT Fund, which has the investment objective of high total investment return, and the International Equity Fund, which has the investment objective of capital appreciation. In seeking to achieve its objective, each Fund invests primarily in equity securities of U.S. companies, except for the International Equity Fund, which invests primarily in equity securities of companies that are principally traded on any of the stock markets of Europe, Asia, Australia or New Zealand. There can be no assurance that the Funds will achieve their investment objectives.

Each Fund currently offers three classes of shares -- Institutional Class shares, Investor Class shares and Class C shares, except for the International Equity Fund, which only offers two classes of shares -- Institutional Class shares and Class C shares. This Prospectus concisely describes the information that an investor should know before investing in Class C shares of each Fund. Please read it carefully and keep it for future reference. Institutional Class shares of the Funds and Investor Class shares of those Funds that offer such shares are described in separate prospectuses. To obtain more information about Institutional Class shares or Investor Class shares, please call toll free 1-888-242-3514.

A Statement of Additional Information (the "SAI") dated ___________, 1999, is available upon request and free of charge. Write to Undiscovered Managers, LLC, Plaza of the Americas, 700 North Pearl Street, Suite 1700, Dallas, Texas 75201, or call toll free 1-888-242-3514. The SAI, which contains more detailed information about the Funds and other series of the Trust, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The SEC maintains a Website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus and the SAI, and other information regarding registrants that file electronically with the SEC.

For more information about establishing an account, or any other information about the Funds and other series of the Trust, call toll free 1-888-242-3514.


--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


                                                                        Page
Summary of Expenses.....................................................   4
The Funds...............................................................   6
    Behavioral Growth Fund..............................................   6
    REIT Fund...........................................................   7
    Small Cap Value Fund................................................   8
    Core Equity Fund....................................................   9
    All Cap Value Fund..................................................  10
    International Equity Fund...........................................  11
    All Funds...........................................................  12
More Information About the Funds' Investments and Risk Considerations...  13
Management of the Funds.................................................  16
Portfolio Transactions..................................................  17
How to Purchase Shares..................................................  18
General Shareholder Services............................................  20
How to Redeem Shares....................................................  21
Calculation of Performance Information..................................  22
Dividends, Capital Gain Distributions and Taxes.........................  22
Organization and Capitalization of the Trust............................  23

                               SUMMARY OF EXPENSES


The following information is provided to assist an investor in understanding the various expenses that an investor in Class C shares of a Fund will bear directly or indirectly. The information about each Fund's Class C shares shown below is based on annualized projected expenses of the Class C shares for the fiscal year that ends on August 31, 1999. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Class C shares of each Fund over specified periods, assuming the 5% annual return required under federal regulations.



                                                                      Behavioral Growth        REIT          Small Cap Value
                                                                            Fund               Fund             Fund
                                                                            ----               ----             ----

                                                                          Class C             Class C           Class C
                                                                          -------             -------           -------

Shareholder Transaction Expenses:
Maximum Sales Load ...............................................         2.00%               2.00%             2.00%
     Maximum Sales Load Imposed on
        Purchases (as a % of offering price) (1)..................         1.00%               1.00%             1.00%
     Maximum Sales Load Imposed on
        Reinvested Dividends (as % of
        offering price) ..........................................         none                none              none
     Maximum Deferred Sales Load (as % of
        net amount invested or redemption
        proceeds, as applicable) (2)..............................         1.00%               1.00%             1.00%
 Redemption Fees (3)..............................................         none                none              none
 Exchange Fees....................................................         none                none              none


Annual Operating Expenses
(as a percentage of average net assets):

  Management Fees.................................................         0.95%               1.05%            1.05%
  12b-1 Fees(4)...................................................         1.00%               1.00%            1.00%
  Other Operating Expenses (after expense
      reimbursements).............................................         0.35%               0.35%            0.35%
  Total Operating Expenses (after expense
      reimbursements).............................................         2.30%               2.40%            2.40%




Example (5):
  An investor would pay the following expenses on a $1,000 investment assuming
  (i) a 5% annual return and (ii) redemption at period end, or no such redemption:



                               Behavioral Growth Fund                REIT Fund                   Small Cap Value Fund
                               ----------------------                ---------                   --------------------
                           Redemption     No Redemption     Redemption     No Redemption      Redemption    No Redemption
                           ----------     -------------     ----------     -------------      ----------    -------------
One Year.................    $ 43           $ 33              $ 44           $ 34               $ 44          $ 34
Three Years..............    $ 81           $ 81              $ 84           $ 84               $ 84          $ 84



----------------------------

(1) The sales charge may be waived in certain instances. See "How to Purchase Shares - Sales Charge."
(2) A Contingent Deferred Sales Charge of 1.00% may apply to any Class C share purchase if an investor sells the shares within 18 months. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less. The Contingent Deferred Sales Charge does not apply to reinvested distributions. See "How to Purchase Shares Contingent Deferred Sales Charge."
(3) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.
(4) Because of the ongoing nature of the 12b-1 fees and the existence of certain sales charges, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc.
(5) Under SEC rules, recently-organized funds, such as the Funds, are required to show expenses in an example for one- and three-year periods only.

Other Operating Expenses are based on estimated amounts for the 1999 fiscal year after giving effect to voluntary expense limitations. Undiscovered Managers, the Funds' investment adviser, has voluntarily agreed, for an indefinite period, to limit the Class C Total Operating Expenses of each of the Behavioral Growth, REIT and Small Cap Value Funds to the percentages of net assets shown above, subject to later reimbursement by such Funds in certain circumstances. Without this agreement, estimated Other Operating Expenses and Total Operating Expenses for Class C shares would be 2.76% and 3.71%, respectively, for the Behavioral Growth Fund; 2.32% and 3.37%, respectively, for the REIT Fund; and 2.41% and 3.46%, respectively, for the Small Cap Value Fund. See "Management of the Funds -- Advisory and Sub-Advisory Fees."
                                                                     (continued)

                                                                                 Core Equity    All Cap Value  International Equity
                                                                                     Fund           Fund           Fund
                                                                                     ----           ----           ----

                                                                                    Class C        Class C        Class C
                                                                                    -------        -------        -------
Shareholder Transaction Expenses:
  Maximum Sales Load..........................................................       2.00%         2.00%          2.00%
     Maximum Sales Load Imposed on
        Purchases (as a % of offering price) (1)...............................      1.00%         1.00%          1.00%
     Maximum Sales Load Imposed on
        Reinvested Dividends (as % of offering
        price).................................................................      none           none          none
     Maximum Deferred Sales Load (as % of net amount
        invested or redemption proceeds, as applicable) (2) ..................       1.00%         1.00%          1.00%
  Redemption Fees (as a % of amount redeemed) (3)..............................      none           none           1.00%  (4)
  Exchange Fees (as a % of amount exchanged)...................................      none           none           1.00%  (4)


Annual Operating Expenses
(as a percentage of average net assets):

  Management Fees..............................................................      0.74%         0.74%          0.95%
  12b-1 Fees (5)...............................................................      1.00%         1.00%          1.00%
  Other Operating Expenses (after expense
     reimbursements)...........................................................      0.25%         0.25%          0.50%
  Total Operating Expenses (after expense
     reimbursements)...........................................................      1.99%         1.99%          2.45%



Example (6):
An investor would pay the following expenses on a $1,000 investment assuming (i) a 5% annual return and (ii) redemption at period end, or no such redemptions:



                                 Core Equity Fund                All Cap Value Fund            International Equity Fund
                                 ----------------                ------------------            -------------------------
                           Redemption     No Redemption     Redemption     No Redemption      Redemption    No Redemption
                           ----------     -------------     ----------     -------------      ----------    -------------
One Year.................    $ 40           $ 30              $ 40           $ 30               $ 55          $ 35
Three Years..............    $ 72           $ 72              $ 72           $ 72               $ 86          $ 86


-----------------------------

(1) The sales charge may be waived in certain instances. See "How to Purchase Shares - Sales Charge."
(2) A Contingent Deferred Sales Charge of 1.00% may apply to any Class C share purchase if an investor sells the shares within 18 months. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less. The Contingent Deferred Sales Charge does not apply to reinvested distributions. See "How to Purchase Shares Contingent Deferred Sales Charge."
(3) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.
(4) A contingent redemption fee in the amount of 1.00% is imposed on redemptions and exchanges of Fund shares held for one year or less from the time of purchase. The contingent redemption fee does not apply to reinvested dividends. See "How to Redeem Shares - Contingent Redemption Fee."
(5) Because of the ongoing nature of the 12b-1 fees and the existence of certain sales charges, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc.
(6) Under SEC rules, recently-organized funds, such as the Funds, are required to show expenses in an example for one- and three-year periods only.

Other Operating Expenses are based on estimated amounts for the 1999 fiscal year after giving effect to voluntary expense limitations. Undiscovered Managers, the Funds' investment adviser, has voluntarily agreed, for an indefinite period, to limit the Class C Total Operating Expenses of each of the Core Equity, All Cap Value and International Equity Funds to the percentages of net assets shown above, subject to later reimbursement by such Funds in certain circumstances. Without this agreement, estimated Other Operating Expenses and Total Operating Expenses for Class C shares would be 8.87% and 9.61%, respectively, for the Core Equity Fund; 31.28% and 32.02%, respectively, for the All Cap Value Fund and 2.61% and 3.56%, respectively, for the International Equity Fund. See "Management of the Funds -- Advisory and Sub-Advisory Fees."

                                    THE FUNDS

The following sections present information about the investment objective, policies and strategies, sub-adviser and portfolio manager(s) for each Fund.


BEHAVIORAL GROWTH FUND
----------------------

The Behavioral Growth Fund's investment objective is growth of capital.

The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser believes have growth characteristics. In selecting stocks for the Fund, the sub-adviser applies principles based on behavioral studies. The sub-adviser believes that behavioral biases on the part of investors may cause the market to under-react to new, positive information concerning a company. The sub-adviser analyzes companies that have recently announced higher than expected earnings, and seeks to determine whether the market value of the company's stock fully reflects the sub-adviser's expectations as to the company's future earnings and growth prospects. The sub-adviser expects that the median market capitalization of stocks held by the Fund will ordinarily be approximately $1 billion, and that the average market capitalization will be between $1.5 and $2 billion, but the median and average capitalizations could be significantly higher or lower. The Fund will ordinarily remain substantially fully invested in common stocks.


Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler"), formerly known as RJF Asset Management, Inc., is the sub-adviser to the Fund. Fuller & Thaler, 411 Borel Avenue, Suite 402, San Mateo, California was founded in 1993, and currently serves as an investment adviser to pension and profit sharing plans, academic institutions and other institutional investors.

Russell J. Fuller and Frederick W. Stanske have day-to-day responsibility for the management of the Fund's portfolio. Mr. Fuller founded Fuller & Thaler and has served as its President since 1993. He was a Vice President of Strategic Development at Concord Capital Management from 1990 to 1993, and a Professor of Finance and Chair of the Department of Finance at Washington State University from 1984 to 1990. Mr. Stanske joined Fuller & Thaler in 1996 as Vice President and Portfolio Manager and became Senior Vice President and Portfolio Manager in 1997. Prior to joining Fuller & Thaler, Mr. Stanske was employed as a Securities Analyst at Farmers Insurance Group from 1987 to 1989 and as a Vice President and Research Analyst at Fisher Investments from 1989 to 1996.

REIT FUND
---------

The REIT Fund's investment objective is high total investment return through a combination of capital appreciation and current income.

The Fund seeks to achieve its objective by investing substantially all of its assets, and in any event in normal market conditions at least 65% of its assets, in equity securities of real estate investment trusts ("REITs"), including REITs with relatively small market capitalization. In selecting investments for the Fund, the Fund's sub-adviser seeks to identify REITs that have good management, strong balance sheets, above average growth in funds from operations and that trade at a discount to their underlying value.


Bay Isle Financial Corporation ("Bay Isle") is the Fund's sub-adviser. Bay Isle, 160 Sansome Street, San Francisco, California, was founded in 1986, and serves as an investment adviser to pension and profit sharing plans, trusts, charitable organizations, and other institutional and individual investors.


William F.K. Schaff has day-to-day responsibility for the management of the Fund's portfolio. He receives significant analytical assistance from Bay Isle's chief REIT analyst, Ralph L. Block. Mr. Schaff has served as a portfolio manager and Chief Investment Officer of Bay Isle since 1989. Mr. Block has nearly 30 years' experience investing in REITs and is the author of a recent book on REIT investing, The Essential REIT. Mr. Block has served as a REIT analyst for Bay Isle since 1993. Mr. Block was also a Partner of the law firm of Graven Perry Block Brody & Qualls from 1969 to 1995.

SMALL CAP VALUE FUND
--------------------

The Small Cap Value Fund's investment objective is long-term growth of capital.

The Fund seeks to achieve its objective by investing primarily in common stocks of companies with a market float of $1.2 billion or less that the Fund's sub-adviser considers to be undervalued at the time of purchase and to have the potential for long-term capital appreciation. (Market float is the total value of all the outstanding shares of a company that are registered for public trading and does not include shares held by company founders or other insiders that are not freely resalable.) In selecting stocks for the Fund, the Fund's sub-adviser will consider, among other things, the issuer's earning power and the relative value of the issuer's assets. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks of companies with a market float of $1.2 billion or less.


J.L. Kaplan Associates, LLC ("Kaplan Associates") is the sub-adviser to the Fund. Kaplan Associates, 222 Berkeley Street, Suite 2010, Boston, Massachusetts, is the successor firm to J.L. Kaplan Associates, an investment advisory firm founded in 1976. Kaplan Associates serves as an investment adviser to pension and profit sharing plans, trusts, charitable organizations and other institutional and private investors.


James L. Kaplan and Paul Weisman have day-to-day responsibility for managing the Fund's portfolio. Mr. Kaplan has been the principal of Kaplan Associates and its predecessor since founding the firm in 1976. From 1972 to 1984, he was Associate Professor of Mathematics at Boston University. Mr. Weisman has been a portfolio manager at the firm since 1986. From 1984 to 1986, Mr. Weisman was an investment analyst at Delphi Management, Inc.

CORE EQUITY FUND
----------------

The Core Equity Fund's investment objective is long-term growth of capital.


The Fund seeks to achieve its objective by investing substantially all of its assets in common stocks of well-established, high-quality U.S. companies. Although the common stocks in which the Fund invests will typically have larger market capitalizations, the Fund may invest in stocks with capitalizations as low as $1 billion. In selecting investments for the Fund, the Fund's sub-adviser will consider, among other things, its expectations as to the relative performance of various sectors of the economy and the relative growth prospects of different companies within such sectors. Under normal market conditions, the Fund will ordinarily be substantially fully invested in common stocks of U.S. companies.


Waite & Associates, L.L.C. is the Fund's sub-adviser. Waite & Associates, L.L.C., 601 South Figueroa Street, Los Angeles, California, is the successor firm to Waite & Associates, the successor firm to Waite & Correnti, an investment advisory firm founded in 1978. Leslie A. Waite and Diana L. Calhoun have day-to-day responsibility for the management of the Fund's portfolio. Mr. Waite founded Waite & Correnti in 1978 and has served since then as President and Chief Investment Officer of the firm. Ms. Calhoun joined the firm in 1981 and holds the positions of Managing Director and Senior Portfolio Manager. Ms. Calhoun held the position of Senior Vice President of Trading from 1981 until becoming a Managing Director in 1997, and has been a Senior Portfolio Manager since 1992.

ALL CAP VALUE FUND
------------------

The All Cap Value Fund's investment objective is long-term growth of capital.

The Fund seeks to achieve its objective by investing in common stocks of companies of any market capitalization (small-, mid- or large-cap) that its sub-adviser believes are undervalued and therefore offer above-average potential for capital growth. In selecting these stocks, the sub-adviser will consider, among other things, the issuer's cash flow, price-to-book ratio, return on capital, balance sheets, and management. The Fund will ordinarily remain substantially fully invested in common stocks.

E.R. Taylor Investments, Inc. ("E.R. Taylor") is the sub-adviser to the Fund. E.R. Taylor, 46 South Main Street, Suite 4, Concord, New Hampshire, was founded in 1983, and serves as an investment adviser to endowment funds, charitable organizations and other institutional and individual investors. E.R. Taylor's philosophy is to invest in undervalued, quality companies where management uses cash flow to build shareholder value.

Investment decisions for the Fund are made by E.R. Taylor's Investment Committee, which consists of six investment professionals. Sherwood T. Small, President of E.R. Taylor, is the Chairman of the Investment Committee. Mr. Small has served as President of E.R. Taylor since 1992.

INTERNATIONAL EQUITY FUND
-------------------------

The International Equity Fund's investment objective is capital appreciation.


The Fund seeks to achieve its objective by investing in common stocks or other equity securities of issuers of any market capitalization (small-, mid- or large-cap) that are principally traded on any of the stock markets of Europe, Asia, Australia or New Zealand. Although permitted to invest in equity securities that are principally traded on any of the foregoing stock markets, the Fund will not, under normal market conditions, invest more than 15% of its total assets in issuers whose equity securities are not principally traded in countries included in the Morgan Stanley Capital International Europe, Australia, Far East ("MSCI EAFE") Index. In selecting investment securities for the Fund, the sub-adviser focuses on economies, industries or companies that are undergoing significant structural or other changes. Under normal market conditions, the Fund will ordinarily be substantially fully invested in equity securities.

Unibank Securities, Inc. ("Unibank"), 13-15 West 54th Street, New York, New York, was founded in 1994, and is the sub-adviser to the Fund. Unibank or its affiliate, Unibank A/S, currently serves as an investment adviser to pension and profit sharing plans, trusts and other institutional and private investors. Investment decisions for the Fund are made by an investment team at Unibank.

ALL FUNDS
---------

THE FUNDS' INVESTMENTS
In addition to the investments described above, each Fund may lend its portfolio securities and enter into repurchase agreements. See "More Information About the Funds' Investments and Risk Considerations" below.

INVESTMENT OBJECTIVES AND POLICIES
Except as explicitly described otherwise, the investment objective and policies of each of the Funds are not "fundamental" and may be changed without shareholder approval.

DIVERSIFICATION

Each Fund is a "diversified" fund, as defined in the Investment Company Act of 1940 (the "1940 Act"), except for the REIT Fund, which is "non-diversified." With respect to 75% of its assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities) while the remaining 25% of its total assets is not subject to such restriction. A non-diversified fund is restricted with respect to 50% of its total assets from investing more than 5% of its total assets in the securities of any one issuer (except U.S. government securities), and with respect to the remaining 50% of its total assets from investing more than 25% of its total assets in the securities of any one issuer. A non-diversified fund may invest a greater percentage of its total assets in securities of individual issuers, or may invest in a smaller number of different issuers, than a diversified fund. Accordingly, a non-diversified fund is more susceptible to risks associated with particular issuers than a diversified fund.

      MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS

It is important to understand the following risks inherent in a Fund before you invest.

COMMON STOCKS AND OTHER EQUITY SECURITIES
Common stocks and similar equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include securities exercisable for or convertible into common stocks (e.g., warrants). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities.

SMALL COMPANIES

All of the Funds may invest in companies with relatively small market capitalization, and the Small Cap Value Fund will invest primarily in such companies. See "The Funds" above.

Investments in companies with relatively small capitalizations may involve greater risk than is usually associated with stocks of larger companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalizations. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalizations often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations or market averages in general. The net asset value per share of Funds that invest in companies with smaller capitalizations therefore may fluctuate more widely than market averages.


REPURCHASE AGREEMENTS

All of the Funds will normally invest at least 65% of their total assets in common stocks or other equity securities. Any assets not invested in common stocks or other equity securities will generally be held in the form of cash or in repurchase agreements.


Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid securities.

LOANS OF SECURITIES
The Funds may lend their portfolio securities, provided that cash or equivalent collateral equal to at least 100% of the market value of the securities loaned is continuously maintained by the borrower with the Funds. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. It is not currently anticipated that any Fund will have on loan at any given time securities totaling more than one-third of its net assets. A Fund runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may be insufficient to cover the securities loaned as a result of an increase in the value of the securities or decline in the value of the collateral.




REAL ESTATE INVESTMENT TRUSTS
The REIT Fund will invest primarily in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Under the Internal Revenue Code of 1986, as amended (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it generally distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.


While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets' risks) because of its policy of concentration in the securities of companies in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.


In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. There is also the risk that borrowers under mortgages held by a REIT or lessees of property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund may invest may have their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in any such sectors.


FOREIGN SECURITIES

The International Equity Fund will invest primarily in foreign securities. Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the International Equity Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the International Equity Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

In addition, although the International Equity Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.


There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.


The International Equity Fund's investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special risks associated with these investments (in addition to the risks associated with foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.


The International Equity Fund may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts.

In determining whether to invest in securities of foreign issuers, the sub-adviser of the International Equity Fund will consider the likely effects of foreign taxes on the net yield available to the Fund and to its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to its shareholders.


FOREIGN CURRENCY

Most foreign securities in the International Equity Fund's portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

The International Equity Fund may incur costs in connection with conversions between various currencies. In addition, the International Equity Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.


CURRENCY HEDGING TRANSACTIONS

The International Equity Fund may, at the discretion of its sub-adviser, engage in foreign currency exchange transactions, in connection with the purchase and sale of portfolio securities, to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. Currency hedging transactions may include forward contracts (contracts with another party to buy or sell a currency at a specified price on a specified date), futures contracts (which are similar to forward contracts but are traded on an exchange) and options to buy or sell currencies and currency futures contracts. For more information on foreign currency hedging transactions, see the SAI. The International Equity Fund's sub-adviser expects to engage in currency hedging transactions only under unusual circumstances. Therefore, investors in the International Equity Fund will ordinarily be exposed to the risks associated with fluctuations in the value of the U.S. dollar relative to the currencies in which the Fund's portfolio securities trade.


"YEAR 2000" MATTERS
Many of the services provided to the Funds depend on the smooth functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the service systems of a Fund fail to process information properly, such failure could have an adverse impact on the Fund's operations and services provided to shareholders. Undiscovered Managers, the sub-advisers and the distributor, administrator, sub-administrator, transfer agent, custodians and certain other service providers to each of the Funds have reported that each expects to modify its systems, as necessary, prior to January 1, 2000 to address this so-called "Year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected.

                             MANAGEMENT OF THE FUNDS

Undiscovered Managers is the investment adviser of each Fund and has responsibility for the management of the Funds' affairs, under the supervision of the Trust's Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. Undiscovered Managers monitors and evaluates each sub-adviser to assure that the sub-adviser is managing its Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines. Undiscovered Managers does not, however, determine what investments will be purchased or sold for a Fund.


Undiscovered Managers was organized in 1997 as a Delaware limited liability company. The address of Undiscovered Managers is Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201. Mark P. Hurley, the President of Undiscovered Managers, and AMRESCO, Inc., a publicly traded corporation engaged in residential mortgage banking, commercial mortgage banking, asset management and commercial finance, each own more than 25% of the voting securities of Undiscovered Managers and therefore are regarded to control Undiscovered Managers for purposes of the 1940 Act. Each of the sub-advisers, except Unibank, is regarded for purposes of the 1940 Act as being controlled by the following persons, each of whom is a principal of the firm and owns more than 25% of the voting securities of the firm: Russell J. Fuller (Fuller & Thaler); Gary G. Pollock and William F.K. Schaff (Bay Isle); James L. Kaplan (Kaplan Associates); Leslie A. Waite (Waite & Associates, L.L.C.); and Sherwood T. Small (E.R. Taylor). Unibank is regarded for purposes of the 1940 Act as being controlled by Unidanmark A/S, a publicly traded financial services holding company in Denmark. Unibank began managing mutual funds in 1999.

The Bank of New York is the custodian for all of the Funds. First Data Distributors, Inc. (the "Distributor") is the distributor for all the Funds.


ADVISORY AND SUB-ADVISORY FEES AND OTHER EXPENSES

Each Fund pays Undiscovered Managers a management fee at the following annual percentage rates of the Fund's daily net assets, subject to the fee deferral arrangements described below:


                     Fund                                            Fee Rate
             Behavioral Growth Fund                                  0.95%
             REIT Fund                                               1.05%
             Small Cap Value Fund                                    1.05%
             Core Equity Fund                                        0.74%
             All Cap Value Fund                                      0.74%
             International Equity Fund                               0.95%





Undiscovered Managers pays each Fund's sub-adviser a sub-advisory fee at the following annual percentage rates of the specified levels of the Fund's average daily net assets:


Fund                              Sub-adviser                           Fee Rate as % of Fund's Net Assets
----                              -----------                           ----------------------------------
Behavioral Growth Fund            Fuller & Thaler                       0.60%     of the first $200 million
                                                                        -----------------------------------
                                                                        0.55%     of the next $100 million
                                                                        -----------------------------------
                                                                        0.50%     of assets in excess of $300 million
----------------------------------------------------------------------------------------------------------------------
REIT Fund                         Bay Isle                              0.70%     of the first $200 million
                                                                        -----------------------------------
                                                                        0.65%     of the next $100 million
                                                                        ----------------------------------
                                                                        0.60%     of assets in excess of $300 million
---------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund              Kaplan Associates                     0.70%     of the first $200 million
                                                                        -----------------------------------
                                                                        0.65%     of the next $100 million
                                                                        -----------------------------------
                                                                        0.60%     of assets in excess of $300 million
---------------------------------------------------------------------------------------------------------------------
Core Equity Fund                  Waite & Associates, L.L.C.            0.40%     of the first $200 million
                                                                        -----------------------------------
                                                                        0.35%     of the next $100 million
                                                                        ----------------------------------
                                                                        0.30%     of assets in excess of $300 million
---------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                E.R. Taylor                           0.40%     of the first $200 million
                                                                        -----------------------------------
                                                                        0.35%     of the next $100 million
                                                                        ----------------------------------
                                                                        0.30%     of assets in excess of $300 million
---------------------------------------------------------------------------------------------------------------------
International Equity Fund         Unibank                               0.60%     of the first $200 million
                                                                        -----------------------------------
                                                                        0.55%     of the next $100 million
                                                                        ----------------------------------
                                                                        0.50%     of assets in excess of $300 million
---------------------------------------------------------------------------------------------------------------------

The Trust has applied for an exemptive order from the SEC to permit Undiscovered Managers, subject to the approval of the Trust's Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund or any other series of the Trust without obtaining shareholder approval. The exemptive request also seeks to permit, without obtaining shareholder approval, the terms of an existing sub-advisory agreement to be changed or the employment of an existing sub-adviser to be continued after events that would otherwise cause an automatic termination of a sub-advisory agreement when such changes or continuation are approved by the Trust's Board of Trustees. There is no assurance that the SEC will issue the exemptive order. This Prospectus would be revised and shareholders notified if the sub-adviser of any Fund is changed.


Pursuant to an Administrative Services Agreement, Undiscovered Managers has agreed to provide each Fund all administrative services, including but not limited to corporate secretarial, treasury, blue sky and fund accounting services. For these services, each Fund pays Undiscovered Managers a monthly fee at the annual rate of 0.25% of the Fund's average net asset value. Undiscovered Managers has entered into an agreement with First Data Investor Services Group, Inc. ("First Data") to provide certain of the foregoing administrative services, at the expense of Undiscovered Managers. First Data has no responsibility with respect to the oversight of any Fund's investment advisory services.


Under a Service and Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act (the "Class C Service and Distribution Plan"), the Trust may pay to the Distributor or any successor principal underwriter of the Trust or to one or more other persons or entities (which may but need not be affiliated with the Trust or any of its investment advisers or other service providers), pursuant to agreements executed on behalf of the Trust by one or more officers of the Trust or by the Distributor or any successor principal underwriter of the Trust, fees as compensation for any or all of the following:
(i) engaging in activities or bearing expenses primarily intended to result in the sale of Class C shares of the Trust and (ii) providing additional personal services to the Trust's Class C shareholders and/or for the maintenance of Class C shareholder accounts. On an annual basis, the aggregate amount of fees under the Class C Service and Distribution Plan with respect to each Fund will not exceed 1.00% of the Fund's average daily net assets attributable to its Class C shares.


OTHER FUND EXPENSES


In addition to the investment advisory fee, each Fund pays all expenses not expressly assumed by Undiscovered Managers, including taxes, brokerage commissions, fees under any 12b-1 plans with respect to the Fund, fees and expenses of registering and qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and Trustees' meetings, expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of Trustees who are not directors, officers or employees of Undiscovered Managers. In general, fees and expenses of a Fund are allocated pro rata among such Fund's shares, regardless of class. Fees under a 12b-1 plan with respect to a Fund, if any, however, are allocated only to the class of shares of that Fund to which the plan relates. Certain other expenses relating to a particular class (such as class-specific shareholder services fees) may also be allocated solely to that class.

Undiscovered Managers has voluntarily agreed, for an indefinite period, to reduce its fees and pay the expenses of each Fund's Class C shares in excess of the following annual percentage rates of the average daily net assets of each Fund's Class C shares, subject to the obligation of the Fund to repay Undiscovered Managers such expenses in future years, if any, when the expenses of the Fund's Class C shares fall below the stated percentage rate, but only to the extent that such repayment would not cause the expenses of the Fund's Class C shares in any such future year to exceed the stated percentage rate, and provided that the Funds are not obligated to repay any such expenses more than two years after the end of the fiscal year in which they were incurred: 1.99% for the All Cap Value Fund and the Core Equity Fund; 2.30% for the Behavioral Growth Fund; 2.40% for the REIT Fund and the Small Cap Value Fund; and 2.45% for the International Equity Fund. Undiscovered Managers may change or terminate these voluntary arrangements at any time, but this Prospectus would be supplemented to describe the change.


                             PORTFOLIO TRANSACTIONS


In addition to selecting portfolio investments for the Fund(s) it manages, each sub-adviser selects brokers or dealers to execute securities purchases and sales for the Fund's account. Each sub-adviser selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each sub-adviser uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and evaluates the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.


A sub-adviser's receipt of research services from brokers may sometimes be a factor in its selection of a broker that it believes will provide best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is in many cases not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the sub-adviser's expenses. Such services may be used by a sub-adviser in managing other client accounts and in some cases may not be used with respect to the Funds. Receipt of services or products other than research from brokers is not a factor in the selection of brokers. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, purchases of shares of a Fund by customers of broker-dealers may be considered as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

A sub-adviser may cause a Fund to pay a broker-dealer that provides brokerage and research services to the sub-adviser an amount of commission for effecting a securities transaction for that Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. The sub-adviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the sub-adviser's overall responsibilities to the Fund and its other clients. The sub-adviser's authority to cause a Fund to pay greater commissions is also subject to such policies as the Trustees of the Trust may adopt from time to time.


Portfolio transactions for the International Equity Fund may be effected by Aros Securities Inc., which is an affiliate of Unibank, the sub-adviser to that Fund.

It is not possible to predict the Funds' portfolio turnover rates with certainty. Each Fund's sub-adviser has indicated, however, that it does not expect that the annual portfolio turnover rate of the Fund(s) it manages would normally exceed the following rates: 50% for the All Cap Value, Core Equity, REIT and International Equity Funds; 75% for the Small Cap Value Fund; and 200% for the Behavioral Growth Fund. Any Fund's portfolio turnover rate in any year could be significantly higher or lower than these estimates. Higher levels of portfolio turnover may result in higher transactions costs and higher levels of taxable realized capital gains (including short-term capital gains generally taxed at ordinary income tax rates). See "Dividends, Capital Gain Distributions and Taxes" below.


                             HOW TO PURCHASE SHARES


An investor may make an initial purchase of Class C shares of any Fund by submitting a completed application form and payment to:


       Undiscovered Managers Funds
       4400 Computer Drive
       P.O. Box 5181
       Westborough, MA 01581-5181

The minimum initial investment in any Fund is $250,000 in that Fund. A minimum investment of $10,000 applies to the Trustees of the Trust, investment advisory clients of the sub-advisers (and their directors, officers and employees), and employees of Undiscovered Managers and the parents, spouses and children of the foregoing. The minimum investment may be waived by Undiscovered Managers in its sole discretion and will be waived for any new shareholder in Undiscovered Managers Funds who initially invests less than $250,000 but signs a letter of intent stating the shareholder's intention to bring his or her balance to $250,000 within six months after the initial purchase. For investors who purchase through a financial intermediary and hold their shares through an omnibus account with that financial intermediary, the minimum initial investment applies to the omnibus account and not to the investors individually. Undiscovered Managers reserves the right to redeem the accounts at net asset value of shareholders that have signed a letter of intent but fail to meet the minimum investment within the specified time or to waive any minimum investment in its sole discretion. Subsequent investments must be at least $50,000.

If the balance in a shareholder's account with a Fund is less than a minimum amount set by the Trustees of the Trust from time to time (currently $250,000 for all accounts), that Fund may close the account and send the proceeds to the shareholder. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.


Shares of any Fund may be purchased by (i) cash, (ii) exchanging securities on deposit with a custodian acceptable to Undiscovered Managers or (iii) any combination of such securities and cash. Purchase of shares of the Fund in exchange for securities is subject in each case to the determination by Undiscovered Managers and the Fund's sub-adviser that the securities to be exchanged are acceptable for purchase by the Fund. In all cases, Undiscovered Managers reserves the right to reject any securities that are proposed for exchange. Securities accepted by Undiscovered Managers in exchange for Fund shares will be valued in the same manner as the Fund's assets as described below as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. Generally, a gain or loss for federal income tax purposes would be realized upon the exchange of securities by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. An investor who wishes to purchase shares by exchanging securities should obtain instructions by calling 1-800-667-1224.


Undiscovered Managers will not approve the acceptance of securities in exchange for shares of any Fund unless (1) Undiscovered Managers and the applicable sub-adviser in their discretion believe the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act of 1933, as amended, or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of a Fund's shares may purchase additional shares of that Fund by an exchange of securities.


All purchases made by check should be in U.S. dollars and made payable to Undiscovered Managers Funds. Third party checks will not be accepted. When purchases are made by check, redemption proceeds will not be sent until the check paying for the investment has cleared, which may take up to 15 calendar days.


Upon acceptance of an investor's order, First Data opens an account, applies the payment, less any sales charge, to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction. See "Sales Charge" below.


After an account has been established, an investor may send subsequent investments at any time directly to First Data at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and the investor's account number or name and social security number.

Initial and subsequent investments can also be made by federal funds wire. Investors should instruct their banks to wire federal funds to Boston Safe Deposit & Trust Company, ABA #011001234. The text of the wire should read as follows:


       Boston Safe Deposit & Trust Company
       ABA #011001234
       Account #145483
       FBO: Shareholder Name and Account Number
       FOR: Undiscovered Managers Funds


A bank may charge a fee for transmitting funds by wire.

Each Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the Distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.


Except for the broker-dealer transaction-based or other fees described in the next paragraph, the price an investor pays for Class C shares will be the per share net asset value next calculated after a proper investment order is received by the Trust's transfer or other agent or sub-agent, plus any applicable sales charge. The net asset value of each Fund's shares is calculated once daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading, by dividing the Fund's net assets by the number of shares outstanding. Portfolio securities are valued at their market value as more fully described in the SAI.

The Distributor may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the Distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Distributor. In addition to the front-end and contingent deferred sales charges imposed by the Distributor, broker-dealers may charge the investor a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Funds.

SALES CHARGE

Class C shares of the Funds are offered at net asset value plus a 1.00% sales charge. On each purchase, the net asset value is invested in the applicable Fund, and the sales charge is paid to the Distributor. The Distributor reallows the whole sales charge to the investment dealer who initiates and is responsible for the share purchase. In addition, at the time of sale, the Distributor advances to the investment dealer the first year's fee pursuant to the Class C Service and Distribution Plan on purchases of Class C shares.

Investment dealers who receive the sales charge described above will be eligible to receive the fee under the Class C Service and Distribution Plan associated with the purchase starting in the thirteenth calendar month after such purchase. No sales charge will be assessed on reinvested distributions into Class C shares or on exchanges from one Fund to another Fund.



                                Total Sales Charge as a % of
                                ----------------------------          Amount Paid to Dealer as a
Amount of Purchase         Offering Price      Net Amount Invested    % of Public Offering Price
------------------         --------------      -------------------    --------------------------
All Amounts*.............    1.00%                   1.01%                     1.00%



* A Contingent Deferred Sales Charge of 1.00% may apply to any Class C share purchase. See "Contingent Deferred Sales Charge" below.

CONTINGENT DEFERRED SALES CHARGE

For any Class C purchase, a Contingent Deferred Sales Charge ("CDSC") may apply if an investor sells the shares within eighteen months after purchase. The CDSC is 1.00% of the value of the shares sold or the net asset value at the time of purchase, whichever is less. The CDSC is paid to the Distributor. If an investor redeems any Class C shares in a Fund, the Fund will first redeem any shares in the investor's account that are not subject to the CDSC. If there are not enough of these shares to meet the investor's request, the Fund will redeem shares subject to the charge in the order they were purchased. Unless otherwise specified, when an investor requests to sell a stated dollar amount in a Fund, the Fund will redeem additional shares to cover any CDSC. For requests to sell a stated number of shares in a Fund, the Fund will deduct the amount of the CDSC, if any, from the sale proceeds.

No CDSC will be assessed on reinvested distributions, redemptions by a Fund when an account falls below the minimum required account size, redemptions following the death of the shareholder or beneficial owner, distributions from IRAs due to death or disability or returns of excess contributions (and earnings, if applicable) from retirement plan accounts. An exchange of Class C shares from one Fund to another Fund is not considered a redemption or a purchase for purposes of the CDSC. If a shareholder exchanges Class C shares of a Fund for Class C shares of another Fund, the eighteen-month holding period for purposes of the CDSC will continue to run after the exchange. In addition to the CDSC, a redemption fee applies to certain redemptions of shares of the International Equity Fund. See "How to Redeem Shares - Contingent Redemption Fee" below.


                          GENERAL SHAREHOLDER SERVICES

The Funds offer the following shareholder services, which are more fully described in the SAI. Explanations and forms are available from First Data. Telephone redemption and exchange privileges will be established automatically when an investor opens an account unless an investor elects on the application to decline the privileges. Other privileges must be specifically elected.
A signature guarantee will be required to establish a privilege after an account is opened.


Free Exchange Privilege. Class C shares of any Fund may be exchanged, subject to any applicable redemption fee in the case of the International Equity Fund, for Class C shares of any other Fund. No front-end or contingent deferred sales charges will be imposed on any such exchange. Class C shares may not be exchanged for Institutional Class or Investor Class shares. Exchanges may be made by written instructions or by telephone, unless an investor elected on the application to decline telephone exchange privileges. The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. An exchange of shares of one Fund for shares of another Fund will generally be treated as a sale of the exchanged shares for federal income tax purposes. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders.

Retirement Plans. The Funds' Class C shares may be purchased by all types of tax-deferred retirement plans. The Distributor makes available retirement plan forms for IRAs.


Systematic Withdrawal Plan. If the value of an account is at least $25,000, an investor may have periodic cash withdrawals automatically paid to the investor or any person designated by the investor.

Automatic Investment Plan. Voluntary monthly investments of at least $1,000 may be made automatically by pre-authorized withdrawals from an investor's checking account.

                              HOW TO REDEEM SHARES


An investor can redeem shares of any Fund by sending a written request to First Data Investor Services Group at 4400 Computer Drive, P.O. Box 5181, Westborough, MA 01581-5181, Attn: Undiscovered Managers Funds. As described below, an investor may also redeem shares of any Fund by calling Undiscovered Managers at 1-800-667-1224. Proceeds resulting from a written or telephonic redemption request can be wired to an investor's bank account or sent by check in the name of the registered owners to their record address.


The written request must include the name of the Fund, the class of shares, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on an investor's confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). Investors requesting that redemption proceeds be wired to their bank accounts must provide specific wire instructions.

If (1) an investor is redeeming shares worth more than $50,000, (2) an investor is requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or (4) an investor is providing instructions to wire the proceeds to a bank account not designated on the application, the investor must have his or her signature guaranteed by an eligible guarantor. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, an investor should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

When an investor telephones a redemption request, the proceeds are wired to the bank account previously chosen by the investor. A wire fee (currently $5) will be deducted from the proceeds. A telephonic redemption request must be received by Undiscovered Managers prior to the close of regular trading on the New York Stock Exchange. If an investor telephones a request to Undiscovered Managers after the Exchange closes or on a day when the Exchange is not open for business, Undiscovered Managers cannot accept the request and a new request will be necessary.

If an investor decides to change the bank account to which proceeds are to be wired, an investor must send in this change on the Service Options Form with a signature guarantee. Telephonic redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless an investor indicates otherwise on the account application, Undiscovered Managers will be authorized to act upon redemption and exchange instructions received by telephone from the investor or any person claiming to act as the investor's representative who can provide Undiscovered Managers with the investor's account registration and address as it appears on the records of the Trust. Undiscovered Managers will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine. The Trust, First Data, the Distributor, Undiscovered Managers and the sub-advisers will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed, but may be liable for any losses due to unauthorized or fraudulent instructions in the event reasonable procedures are not followed. For further information, consult Undiscovered Managers. In times of heavy market activity, an investor who encounters difficulty in placing a redemption or exchange order by telephone may wish to place the order by mail as described above.


The redemption price for shares of any Fund will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by First Data or an approved broker-dealer or its authorized designee in proper form, less any applicable CDSC and/or redemption fee. See "Contingent Redemption Fee" below.


Proceeds resulting from a written redemption request will normally be mailed to an investor within seven days after receipt of the investor's request, if the request is in good order. Telephonic redemption proceeds will normally be wired to an investor's bank on the first business day following receipt of a proper redemption request. If an investor purchased shares by check and the check was deposited less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

The Trust may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

CONTINGENT REDEMPTION FEE


The International Equity Fund is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the International Equity Fund assesses a redemption fee in the amount of 1.00% on redemptions and exchanges of Fund shares held for one year or less from the time of purchase.

The contingent redemption fee will be paid to the International Equity Fund to help offset brokerage and other Fund costs associated with redemptions. The Fund will use the "First-in, First-out" (FIFO) method to determine the holding period of an investor's shares. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of Fund shares held in the account. If this holding period is one year or less, the contingent redemption fee will be assessed. Redemption fees are not sales loads or contingent deferred sales loads.


The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends.

                     CALCULATION OF PERFORMANCE INFORMATION


The Funds may include in advertising their "total return" for the one-, five- and ten-year periods (or for the life of a Fund, if shorter) through the most recent calendar quarter. These total returns for Class C shares represent the average annual compounded rate of return on a hypothetical investment of $1,000 in a Fund (assuming deduction of the 1.00% sales charge, automatic reinvestment of all dividends and capital gain distributions and imposition of the CDSC, if relevant, to the period quoted) and do not reflect any applicable contingent redemption or exchange fee. Total return would be lower if such redemption or exchange fee were included. Total return may also be presented for other periods, on a cumulative (in addition to average annual) basis or without deduction of a sales charge or CDSC. If a sales charge or CDSC is not deducted in calculating total return, the Class C shares total return would be higher than if such charges were deducted. All data are based on a Fund's past investment results and do not predict future performance. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.


                 DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

The Funds declare and pay their net investment income to shareholders as dividends annually. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees of the Trust. The Trustees may change the frequency with which the Funds declare or pay dividends.

Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund on the record date unless an investor has elected to receive cash.

Each Fund intends to qualify as a regulated investment company under the Code. As a regulated investment company, and provided that the Fund distributes substantially all its net investment income to its shareholders, the Fund itself will not pay any federal income tax on its distributed income and gains.

Income dividends and short term capital gain distributions are taxable as ordinary income whether distributed in cash or additional shares. Long-term capital gain distributions from all Funds are taxable as long-term capital gains (generally subject to a 20% tax rate) whether distributed in cash or additional shares and regardless of how long an investor has owned shares of a Fund. Distributions are taxable to a shareholder of a Fund even if they are paid from income or gains earned by the Fund prior to the shareholder's investment (and thus were included in the price paid by the shareholder).

Each Fund is required to withhold 31% of any redemption proceeds (including the value of shares exchanged) and all income dividends and capital gain distributions it pays to the investor (1) if the investor does not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that the investor has underreported income in the past, or (3) if an investor fails to certify to the Fund that the investor is not subject to such withholding.

Certain designated dividends from the Funds are expected to be eligible for the dividends-received deduction for corporate shareholders (subject to a holding period requirement). However, any distributions received by a Fund from REITs will not qualify for the dividends-received deduction. A Fund's investment in REIT securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investment in REIT securities also may result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

First Data will send each investor and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to the investor during the preceding year. Be sure to keep this statement as a permanent record. A fee may be charged for any duplicate information that an investor requests.


The International Equity Fund may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. The International Equity Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code which may allow certain Fund shareholders to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. If the Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by the Fund with the Internal Revenue Service must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid. In addition, the International Equity Fund's investment in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.


NOTE: The foregoing summarizes certain tax consequences of investing in the Funds for shareholders who are U.S. citizens or corporations. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, state, local and foreign tax consequences of investing in, redeeming or exchanging Fund shares.

                  ORGANIZATION AND CAPITALIZATION OF THE TRUST


Each Fund is a series of the Trust. The Trust was organized as a Massachusetts business trust on September 29, 1997. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. The Trustees may, without shareholder approval, divide the shares of any series into multiple classes. Currently, each Fund has three classes of shares--Institutional Class shares, Investor Class shares and Class C shares - except for the International Equity Fund which has only two classes of shares - Institutional Class shares and Class C shares. Certain other series of the Trust have only Institutional Class shares and certain other series of the Trust have both Institutional Class shares and Investor Class shares, but do not have Class C shares. Institutional Class shares and Investor Class shares are offered in separate prospectuses. Each share in a Fund has one vote, with fractional shares voting proportionally. All Trust shares entitled to vote will vote together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class will be required to decide the question. Shares are freely transferable, are entitled to dividends as declared by the Trustees of the Trust, and, if a Fund were liquidated, would receive the net assets of such Fund. Each Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. The Trust does not generally hold regular shareholder meetings and will do so only when required by law. Shareholders may remove the Trustees of the Trust from office by votes cast at a shareholder meeting or by written consent.

Class C shares are identical to Institutional Class shares and Investor Class shares, except that (i) Institutional Class shares bear no 12b-1 fees, (ii) Investor Class shares bear lower 12b-1 fees than Class C shares and (iii) Investor Class and Class C shares have separate voting rights in certain circumstances. Since a Fund's Institutional Class shares bear no such 12b-1 fees and a Fund's Investor Class shares, if any, bear lower 12b-1 fees than Class C shares, such classes are expected to have a higher total return than Class C shares of such Fund. None of the classes of shares of the Funds have conversion rights into any other classes of shares of the Funds.

As of January 31, 1999, the following persons or entities held more than 25% of the outstanding shares of a Fund, and as a result, may be deemed to "control" such Fund as that term is defined in the 1940 Act.



Behavioral Growth Fund            Charles Schwab & Co., Inc. (on behalf of certain of its customers)

REIT Fund                         Charles Schwab & Co., Inc. (on behalf of certain of its customers)

Small Cap Value Fund              Charles Schwab & Co., Inc. (on behalf of certain of its customers)

Core Equity Fund                  Charles Schwab & Co., Inc. (on behalf of certain of its customers)

All Cap Value Fund                None

International Equity Fund         Undiscovered Managers, LLC


Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a shareholder incurring financial loss on account of such liability is considered remote since it may arise only in very limited circumstances.

                               INVESTMENT ADVISER

                           Undiscovered Managers, LLC
                              Plaza of the Americas
                       700 North Pearl Street, Suite 1700
                               Dallas, Texas 75201
                             Toll free: 888-242-3514
                               Phone: 214-999-7200
                                Fax: 214-999-7201

                                   DISTRIBUTOR

                          First Data Distributors, Inc.
                               4400 Computer Drive
                        Westborough, Massachusetts 01581

                                  LEGAL COUNSEL

                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

                                 TRANSFER AGENT

                    First Data Investor Services Group, Inc.
                               4400 Computer Drive
                        Westborough, Massachusetts 01581

                              INDEPENDENT AUDITORS

                              Deloitte & Touche LLP
                                125 Summer Street
                           Boston, Massachusetts 02110


                                    CUSTODIAN

                              The Bank of New York
                                 48 Wall Street
                            New York, New York 10286

                         [LOGO]undiscovered managers(TM)














                           UNDISCOVERED MANAGERS FUNDS

                       Statement of Additional Information


                              ______________, 1999























This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Undiscovered Managers Funds' Institutional Class Prospectus dated December 28, 1998, the Undiscovered Managers Funds' Investor Class Prospectus dated December 28, 1998 and the Undiscovered Managers Funds' Class C Prospectus dated _______, 1999. If a series of Undiscovered Managers Funds has more than one form of current prospectus, each reference to the "Prospectus" in this Statement of Additional Information shall include all of such series' prospectuses unless otherwise noted. This Statement of Additional Information should be read with the applicable prospectus. A copy of the Prospectus may be obtained from Undiscovered Managers Funds, Plaza of the Americas, 700 North Pearl Street, Suite 1700, Dallas, Texas 75201.

                                Table of Contents


Investment Objectives, Policies and Restrictions......................    3
Management of the Trust...............................................    7
Ownership of Shares of the Funds......................................    8
Investment Advisory and Other Services................................   13
Portfolio Transactions and Brokerage..................................   17
Description of the Trust..............................................   18
How to Buy Shares.....................................................   20
Net Asset Value.......................................................   20
Shareholder Services..................................................   20
Redemptions...........................................................   21
Income Dividends, Capital Gain Distributions and Tax Status...........   22
Calculation of Total Return...........................................   24
Performance Comparisons...............................................   25
Financial Statements..................................................   27
Appendix A--Publications That May Contain Fund Information............  A-1
Appendix B--Advertising and Promotional Literature....................  B-1

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The investment objective and policies of each series (each a "Fund" and collectively, the "Funds") of Undiscovered Managers Funds (the "Trust") are summarized in the Prospectus under "The Funds" and "More Information About the Funds' Investments and Risk Considerations." The investment policies of each Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by the Fund's adviser, subject to review and approval by the Trust's Board of Trustees, without shareholder approval except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which at least 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

Investment Restrictions--Undiscovered Managers All Cap Value Fund, Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavioral Value Fund, Undiscovered Managers Core Equity Fund, Undiscovered Managers Hidden Value Fund, Undiscovered Managers REIT Fund, Undiscovered Managers Small Cap Value Fund, Undiscovered Managers Special Small Cap Fund, UM International Equity Fund and UM International Small Cap Equity Fund

The following investment restrictions are fundamental policies of Undiscovered Managers All Cap Value Fund (the "All Cap Value Fund"), Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund"), Undiscovered Managers Behavioral Value Fund (the "Behavioral Value Fund"), Undiscovered Managers Core Equity Fund (the "Core Equity Fund"), Undiscovered Managers Hidden Value Fund (the "Hidden Value Fund"), Undiscovered Managers REIT Fund (the ("REIT Fund"), Undiscovered Managers Small Cap Value Fund (the "Small Cap Value Fund"), Undiscovered Managers Special Small Cap Fund (the "Special Small Cap Fund"), UM International Equity Fund (the "International Equity Fund") and UM International Small Cap Equity Fund (the "International Small Cap Equity Fund").

Each Fund will not:

1. Borrow money in excess of 33-1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into swap agreements, foreign exchange contracts and other financial transactions not involving physical commodities.

5. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

6. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry; except that the REIT Fund will invest more than 25% of its total assets in securities issued by real estate investment trusts (as defined in the Internal Revenue Code of 1986 (the "Code")).

7. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

Although the Funds are permitted to borrow money to a limited extent, no Fund currently intends to do so.

In addition to the foregoing fundamental investment restrictions, it is contrary to each Fund's present policy, which may be changed without shareholder approval, to:

Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

All percentage limitations on investments will apply at the time of the making of an investment (except for the non-fundamental restriction set forth in the immediately preceding paragraph) and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Investment Restrictions--Undiscovered Managers Behavioral Long/Short Fund

The following investment restrictions are fundamental policies of Undiscovered Managers Behavioral Long/Short Fund (the "Behavioral Long/Short Fund").

The Fund will not:

1. Borrow money in excess of 33-1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made. Short sales and related borrowings of securities are not subject to this restriction.

2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into swap agreements, foreign exchange contracts and other financial transactions not involving physical commodities.

5. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

6. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.

7. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings; any pledge or encumbrance of assets; short sales; any collateral arrangements with respect to short sales, swaps, options, future contracts and options on future contracts and with respect to initial and variation margin; and the purchase or sale of options, future contracts or options on future contracts.

Although the Fund is permitted to borrow money to a limited extent, it does not currently intend to do so.

In addition to the foregoing fundamental investment restrictions, it is contrary to the Fund's present policy, which may be changed without shareholder approval, to:

Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

All percentage limitations on investments will apply at the time of the making of an investment (except for the non-fundamental restriction set forth in the immediately preceding paragraph and the paragraph immediately preceding such paragraph) and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

ADDITIONAL DESCRIPTION OF INVESTMENTS

The following is an additional description of certain investments of certain of the Funds.

Short Sales. The Behavioral Long/Short Fund will seek to realize gains through short sales. Short sales are transactions in which the Fund sells a security that it does not own, in anticipation of a future decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the market at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund will also incur transaction costs in effecting short sales.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund. There can be no assurance that the Fund will be able to close out the position at any particular time or at any acceptable price. The Fund's use of short sales may cause the Fund to realize higher amounts of short-term capital gains which are generally taxed at ordinary income tax rates than it would if it did not engage in short sales.

Foreign Currency Hedging Transactions. Each of the International Equity and the International Small Cap Equity Funds (the "International Funds") may engage in foreign currency exchange transactions. The International Funds may (i) purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate, (ii) enter into negotiated contracts to purchase or sell foreign currencies at a future date ("forward contracts"), (iii) purchase and sell standardized, exchange-traded foreign currency futures contracts and (iv) purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until the expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

The precise matching of the amounts of foreign currency exchange transactions and the value of any related portfolio securities will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, in cases where a Fund seeks to protect the value of portfolio securities through a foreign currency hedging transaction, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency a Fund is obligated to deliver.

Foreign currency transactions that are intended to hedge the value of securities a Fund owns or contemplates purchasing do not eliminate fluctuations in the underlying prices of those securities. Rather, such currency transactions simply establish a rate of exchange which can be used at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a change in the value of the currency involved, they tend to limit any potential gain that might result from the increase in the value of such currency.

Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts traded in the interbank market are negotiated directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts are traded on futures exchanges.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a date selected in accordance with exchange rules in a predetermined month. Forward contracts may be in any amounts agreed upon by the parties rather than standardized amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on an exchange; a clearing corporation associated with the exchange typically assumes responsibility for closing out such contracts. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. It may therefore be more difficult to effect a closing transaction with respect to a forward contract than with respect to a futures contract.

Positions in foreign currency futures contracts may be closed out only on an exchange that provides a secondary market in such contracts. Although the Funds intend to purchase or sell foreign currency futures contracts only on exchanges where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin.

Each International Fund will maintain cash or liquid securities eligible for purchase by such Fund in a segregated account with the Fund's custodian in an amount at least equal to (i) the difference between the current value of such Fund's liquid holdings that settle in the relevant currency and such Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract.

Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are listed on several exchanges. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S.
options markets.

Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

For a discussion of tax considerations relating to foreign currency transactions, see "Income Dividends, Capital Gain Distributions and Tax Status," below.

                             MANAGEMENT OF THE TRUST

The Trustees and officers of the Trust, their ages, addresses and principal occupations during the past five years are as follows:

*Mark P. Hurley (40)--Trustee and President. President and Chief Executive Officer of Undiscovered Managers, LLC since September, 1997; formerly Managing Director of Merrill Lynch & Company from February, 1996 to January, 1997; formerly Vice President of Goldman, Sachs & Co. from August, 1992 to February, 1996.

Roger B. Keating (37)--Trustee. 550 15th Street, Suite 24, San Francisco, California 94103; President and Chief Executive Officer of ReacTV since March, 1998; Senior Vice President of Online Division of Comcast Cable Communications from May, 1996 to March, 1998; Area Vice President and General Manager of West Florida area of Comcast Cable Communications from August, 1993 to May, 1996; formerly Principal of Mercer Management Consulting from October, 1987 to August, 1993.

Matthew J. Kiley (37)--Trustee. ARAMARK Tower, 1101 Market Street, Philadelphia, Pennsylvania 19107; Executive Vice President of Sports and Entertainment and Vice President of Global Food and Support Services at ARAMARK Corp. since September, 1996; formerly Manager at McKinsey & Company from January, 1990 to September, 1996.

Robert P. Schmermund (43)--Trustee. 900 19th Street, N.W., Suite 400, Washington, D.C. 20006; Communications Director of America's Community Bankers since January, 1993.


Mary Chris Sayre (36)--Secretary. Employee of Undiscovered Managers, LLC since October, 1997; formerly Assistant to Chairman and President and Special Events Coordinator at Prentiss Properties Trust from February, 1997 to October, 1997; formerly Director of University Honors Program and Dedman College Mentoring Program at Southern Methodist University from June, 1991 to February, 1997.


* Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) of the Trust or of the Trust's investment adviser, Undiscovered Managers, LLC.

The address of each Trustee and officer of the Trust affiliated with Undiscovered Managers, LLC ("Undiscovered Managers") is Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201.


The Trust pays no compensation to its officers or to the Trustees listed above who are officers or employees of Undiscovered Managers. Each Trustee who is not an officer or employee of Undiscovered Managers is compensated at the rate of $10,000 per annum. The Trust provides no pension or retirement benefits to the Trustees but has adopted a deferred payment arrangement under which each Trustee who is to receive fees from the Trust may elect not to receive such fees on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in one or more of the Funds on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.


The following table estimates the amount of compensation to be paid (or deferred in lieu of current payment) by the Trust during its fiscal year ending August 31, 1999 to the persons who are to serve as Trustees during such period:

                                                                                    Total Compensation
                                            Aggregate Compensation                    From Trust and
             Person                               From Trust                           Fund Complex*
             ------                               ----------                           -------------
Mark P. Hurley                                             $0                                   $0
Roger B. Keating                                      $10,000                              $10,000
Matthew J. Kiley                                      $10,000                              $10,000
Robert P. Schmermund                                  $10,000                              $10,000


* No Trustee receives any compensation from any mutual fund affiliated with Undiscovered Managers, other than the Trust.

                        OWNERSHIP OF SHARES OF THE FUNDS


As of January 31, 1999, the following persons or entities held more than 25% of the outstanding shares of a Fund, and as a result, may be deemed to "control" such Fund as that term is defined in the Investment Company Act of 1940 (the "1940 Act").



Fund                                      Name                                                                 % Ownership
----                                      ----                                                                 -----------

Behavioral Growth Fund                    Charles Schwab & Co., Inc. (on behalf of                                 61.89%
                                          certain of its customers)

Behavioral Value Fund                     BankBoston, Custodian                                                    38.54%
                                          FBO Dr. Roy F. Kokenge IRA

Behavioral Long/Short Fund                BankBoston, Custodian                                                    54.55%
                                          FBO Dr. Roy F. Kokenge IRA

Special Small Cap Fund                    Charles Schwab & Co., Inc. (on behalf of                                 83.68%
                                          certain of its customers)

REIT Fund                                 Charles Schwab & Co., Inc. (on behalf of                                 85.29%
                                          certain of its customers)

Small Cap Value Fund                      Charles Schwab & Co., Inc. (on behalf of                                 87.35%
                                          certain of its customers)

Hidden Value Fund                         None                                                                      --

Core Equity Fund                          Charles Schwab & Co., Inc. (on behalf of                                 69.19%
                                          certain of its customers)

All Cap Value Fund                        None                                                                      --

International Equity Fund                 Undiscovered Managers, LLC                                              100.00%

International Small Cap
Equity Fund                               Undiscovered Managers, LLC                                              100.00%






                           Institutional Class Shares

As of January 31, 1999, to the Trust's knowledge, the following persons or entities owned of record or beneficially 5% or more of the outstanding Institutional Class shares of the following Funds:



Fund                                      Name and Address                                                      % Ownership
----                                      ----------------                                                      -----------
Behavioral Growth Fund                    Charles Schwab & Co., Inc.                                               66.36%
                                          Special Customer A/C
                                          FBO Exclusive Benefit of Customers
                                          Attn: Mutual Funds
                                          101 Montgomery Street
                                          San Francisco, CA 94104

                                          Jewish Community Foundation of the                                       10.27%
                                          Jewish Federation of South Palm Beach
                                          9901 Donna Klein Boulevard
                                          Boca Raton, FL 33428

                                                                     (continued)

Fund                                         Name and Address                                                   % Ownership
----                                         ----------------                                                   -----------
Behavioral Growth Fund (cont.)               FTC & Co.                                                              5.20%
                                             Datalynx #846058621
                                             House Account
                                             P.O. Box 173736
                                             Denver, CO 80217

Behavioral Value Fund                        BankBoston CUST                                                       38.54%
                                             FBO Dr. Roy F. Kokenge IRA
                                             819 North 53 Avenue
                                             Yakima, WA 98908

                                             Lois B. Fuller                                                        15.81%
                                             2250 21st Street #330
                                             Gering, NE 69341

                                             Undiscovered Managers, LLC                                            13.40%
                                             Plaza of the Americas
                                             700 North Pearl Street
                                             Dallas, Texas 75201

                                             Russell J. Fuller, TTEE                                               12.65%
                                             Fuller Revocable Trust
                                             2202 Bettina Avenue
                                             Belmont, CA 94002

                                             John L. Kling & Lisbeth                                               10.93%
                                             H. Kling  JTWROS,
                                             872 SE Edgeknoll Drive
                                             Pullman, WA 99163

Behavioral Long/Short Fund                   BankBoston CUST                                                       54.55%
                                             FBO Dr. Roy F. Kokenge IRA
                                             819 North 53 Avenue
                                             Yakima, WA 98908

                                             Russell J. Fuller, TTEE                                               20.89%
                                             Fuller Revocable Trust
                                             2202 Bettina Avenue
                                             Belmont, CA 94002

                                             George K. Fuller P/S/P                                                7.37%
                                             4091 Lincoln
                                             Oakland, CA 94602

                                             Bruce & Sue Herman P/S/P                                              6.05%
                                             251 Park Road
                                             Burlingame, CA 94010

Special Small Cap Fund                       Charles Schwab & Co., Inc.                                            83.68%
                                             Special Customer A/C
                                             FBO Exclusive Benefit of Customers
                                             Attn: Mutual Funds
                                             101 Montgomery Street
                                             San Francisco, CA 94104

                                                                     (continued)

Fund                                         Name and Address                                                   % Ownership
----                                         ----------------                                                   -----------

REIT Fund                                    Charles Schwab & Co., Inc.                                            85.29%
                                             Special Customer A/C
                                             FBO Exclusive Benefit of Customers
                                             Attn: Mutual Funds
                                             101 Montgomery Street
                                             San Francisco, CA 94104

                                             BankBoston Customer Rollover IRA                                       5.60%
                                             FBO Myron DuBain
                                             160 Sansome Street, 17th Floor
                                             San Francisco, CA 94104

Small Cap Value Fund                         Charles Schwab & Co., Inc.                                            87.70%
                                             Special Customer A/C
                                             FBO Exclusive Benefit of Customers
                                             Attn: Mutual Funds
                                             101 Montgomery Street
                                             San Francisco, CA 94104

Hidden Value Fund                            Charles Schwab & Co., Inc.                                            14.48%
                                             Special Customer A/C
                                             FBO Exclusive Benefit of Customers
                                             Attn: Mutual Funds
                                             101 Montgomery Street
                                             San Francisco, CA 94104

                                             Mark P. Hurley                                                         5.85%
                                             4121 Caruth Boulevard
                                             Dallas, TX 75225

                                             Michael B. Hermon                                                      5.25%
                                             David E. Hermon, CUST
                                             P.O. Box 530
                                             Marblehead, MA 01945

                                             Ethan N. Hermon                                                        5.25%
                                             David E. Hermon, CUST
                                             P.O. Box 530
                                             Marblehead, MA 01945

                                             Harley Goldberg Tod                                                    5.21%
                                             TTEES of Jeffrey B. Johnson Trust
                                             1 Boatswains Way
                                             Chelsea, MA 02150

Core Equity Fund                             Charles Schwab & Co., Inc.                                            69.93%
                                             Special Customer A/C
                                             FBO Exclusive Benefit of Customers
                                             Attn: Mutual Funds
                                             101 Montgomery Street
                                             San Francisco, CA 94104

                                             FTC & Co.                                                             14.87%
                                             Attn: Datalynx House Account
                                             717 17th Street, Suite 2600
                                             Denver, CO 80202-3323


                                                                     (continued)

Fund                                         Name and Address                                                   % Ownership
----                                         ----------------                                                   -----------
All Cap Value Fund                           Charles Schwab & Co., Inc.                                            26.14%
                                             Special Customer A/C
                                             FBO Exclusive Benefit of Customers
                                             Attn: Mutual Funds
                                             101 Montgomery Street
                                             San Francisco, CA 94104

                                             BankBoston Customer IRA                                               21.14%
                                             FBO Charles L. Edson
                                             5802 Surrey Street
                                             Chevy Chase, MD 20815

                                             Mark P. Hurley                                                        15.04%
                                             4121 Caruth Boulevard
                                             Dallas, TX 75225

                                             BankBoston CUST                                                       13.65%
                                             James P. Nicholls IRA Rollover
                                             737 Cole Street
                                             San Francisco, CA 94117

                                             Undiscovered Managers, LLC                                            13.18%
                                             Plaza of the Americas
                                             700 North Pearl Street
                                             Dallas, TX 75201

                                             BankBoston CUST IRA                                                    7.70%
                                             FBO Walter E. Grinder
                                             4205 Minton Drive
                                             Fairfax, VA 22032

International Equity Fund                    Undiscovered Managers, LLC                                           100.00%
                                             Plaza of the Americas
                                             700 North Pearl Street
                                             Dallas, TX 75201

International Small Cap Equity Fund          Undiscovered Managers, LLC                                           100.00%
                                             Plaza of the Americas
                                             700 North Pearl Street
                                             Dallas, TX 75201



                              Investor Class Shares
                              ---------------------

As of January 31, 1999, to the Trust's knowledge, the following persons or entities owned of record or beneficially 5% or more of the outstanding Investor Class shares of the following Funds:



Fund                                         Name and Address                                                   % Ownership
----                                         ----------------                                                   -----------
Behavioral Growth Fund                       Dain Rauscher Inc.  FBO                                                21.25%
                                             Washington Law School Foundation
                                             Attn: Judi Christianson
                                             1100 NE Campus Parkway
                                             Seattle, WA 98105

                                                                     (continued)

Fund                                         Name and Address                                                   % Ownership
----                                         ----------------                                                   -----------
Behavioral Growth Fund (cont.)               Dain Rauscher Inc.  FBO                                                 8.29%
                                             Michael G. King
                                             Elizabeth W. King
                                             Long Term Account
                                             JT TEN/WROS
                                             14800 164th Place NE
                                             Woodinville, WA 98072

                                             Dain Rauscher Inc.  FBO                                                 8.27%
                                             SW WA Chapter NECA
                                             Portfolio Focus
                                             Attn: Tom Knox
                                             8815 South Tacoma Way
                                             Suite #102
                                             Tacoma, WA 98499

                                             Dain Rauscher Inc.  FBO                                                 7.12%
                                             William F. Etter
                                             Mary Beth D. Etter
                                             JT TEN
                                             Portfolio Focus
                                             East 1906 23rd Avenue
                                             Spokane, WA 99203

                                             Dain Rauscher Inc.  FBO                                                 6.79%
                                             J. Michael Blackwell
                                             Premier Asset Management Plus
                                             P.O. Box 22176
                                             Juneau, AK  99802

                                             Dain Rauscher Inc.  FBO                                                 5.24%
                                             Ward Beattie
                                             Long Term Account
                                             1526 East Interlaken Blvd.
                                             Seattle, WA  98112

                                             Dain Rauscher Custodian                                                 5.09%
                                             Charles W. Hosmer
                                             A/C # 4141-2715
                                             Individual Retirement Account
                                             1925 East Shore Avenue
                                             Freeland, WA 98249

REIT Fund                                    None                                                                    --

Small Cap Value Fund                         Undiscovered Managers, LLC                                             47.32%
                                             Plaza of the Americas
                                             700 North Pearl Street
                                             Dallas, Texas 75201

                                             Sai H. Ho                                                              38.56%
                                             2209 Le Mans Drive
                                             Carrollton, TX 75006

                                             Marion William Blair                                                  14.12%
                                             Annalee Blair JTWROS
                                             P.O. Box 170938
                                             Irving, TX 75017

                                                                     (continued)

Fund                                         Name and Address                                                   % Ownership
----                                         ----------------                                                   -----------
Hidden Value Fund                            Undiscovered Managers, LLC                                            100.00%
                                             Plaza of the Americas
                                             700 North Pearl Street
                                             Dallas, Texas 75201

Core Equity Fund                             Undiscovered Managers, LLC                                            100.00%
                                             Plaza of the Americas
                                             700 North Pearl Street
                                             Dallas, Texas 75201

All Cap Value Fund                           Undiscovered Managers, LLC                                            100.00%
                                             Plaza of the Americas
                                             700 North Pearl Street
                                             Dallas, Texas 75201



                                 Class C Shares
                                 --------------

As of January 31, 1999, no Class C shares of any of the Funds were outstanding.

                       Ownership by Trustees and Officers
                       ----------------------------------

As of January 31, 1999, the Trustees and officers of the Trust owned beneficially less than 1% of the shares of each class of each Fund, except for Institutional Class shares, which represent the following percentage ownership of such class of shares, of each of the following Funds:



             Fund                          Shares                % Ownership
             ----                          ------                -----------
Special Small Cap Fund                   17,125.181                  1.12%
Hidden Value Fund                         7,448.673                  5.86%
Core Equity Fund                          5,319.333                  1.67%
All Cap Value Fund                        5,195.656                 15.04%



None of the foregoing amounts include amounts owned by Undiscovered Managers, of which Mr. Hurley, a Trustee and officer of the Trust, is a controlling person.


                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser and Sub-Advisers

As described in the Prospectus, Undiscovered Managers is the investment adviser of each Fund and has responsibility for the management of the Funds' affairs, under the supervision of the Trust's Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. See "The Funds" and "Management of the Funds" in the Prospectus. Undiscovered Managers is a limited liability company organized under the laws of Delaware with two voting members, Mark P. Hurley and AMRESCO, Inc., a publicly traded corporation, each owning more than 25% of the voting securities of Undiscovered Managers and therefore regarded to control Undiscovered Managers for purposes of the 1940 Act. As disclosed in this Statement of Additional Information under the heading "Management of the Trust," (i) Mark P. Hurley is a Trustee and the President of the Trust as well as the President and Chief Executive Officer and a controlling member of Undiscovered Managers, and (ii) Mary Chris Sayre is the Secretary of the Trust as well as an employee of Undiscovered Managers. Undiscovered Managers is further affiliated with the Trust through its ownership as of January 31, 1999, of more than 5% of the outstanding shares of the Behavioral Value Fund, the All Cap Value Fund, the International Equity Fund and the International Small Cap Equity Fund.

Under each Fund's advisory agreement with Undiscovered Managers, Undiscovered Managers is entitled to fees, payable at least quarterly, of a certain percentage of the average daily net asset value of such Fund. For a description of such fees, see "Management of the Funds" in the Prospectus. During the Trust's fiscal year ended August 31, 1998, the advisory fees incurred by the Funds to Undiscovered Managers pursuant to the relevant advisory agreement (before giving effect to expense reductions under the expense deferral arrangements described below), and the amount of expense reductions under the expense deferral arrangements, were as follows:

        Fund                                       Advisory Fee       Expense Reduction
        ----                                       ------------       -----------------
Behavioral Growth Fund                              $22,389             $22,389
Behavioral Value Fund                                  -0-*                 -0-*
Behavioral Long/Short Fund                             -0-*                 -0-*
Special Small Cap Fund                              $61,497             $61,497
REIT Fund                                           $36,513             $36,513
Small Cap Value Fund                                $31,827             $31,827
Hidden Value Fund                                    $4,606              $4,606
Core Equity Fund                                     $3,175              $3,175
All Cap Value Fund                                   $1,260              $1,260
International Equity Fund                              -0-*                 -0-*
International Small Cap Equity Fund                    -0-*                 -0-*

* The Fund had not commenced operations as of August 31, 1998.


The advisory fee payable by the Special Small Cap Fund varies depending on the Fund's investment performance. For a description of such fee rate see "Management of the Funds" in the Prospectus.


As described in the Prospectus, Undiscovered Managers has agreed to certain additional, voluntary arrangements to limit each Fund's expenses. These arrangements may be modified or terminated by Undiscovered Managers at any time. See "Trust Expenses" below.


Under each sub-advisory agreement relating to the Funds between Undiscovered Managers and such Fund's sub-adviser, the sub-adviser is entitled to fees, payable at least quarterly, by Undiscovered Managers out of the fees it receives, of a certain percentage of the average daily net asset value of such Fund. For a description of such fees, see "Management of the Funds" in the Prospectus. During the Trust's fiscal year ended August 31, 1998, Undiscovered Managers paid the following amounts as sub-advisory fees to the following sub-advisers pursuant to the relevant sub-advisory agreements:



        Fund                                        Sub-Adviser                                    Sub-Advisory Fee
        ----                                        -----------                                    ----------------
Behavioral Growth Fund                   Fuller & Thaler Asset Management, Inc.                       $14,139
Behavioral Value Fund                    Fuller & Thaler Asset Management, Inc.                          -0-*
Behavioral Long/Short Fund               Fuller & Thaler Asset Management, Inc.                          -0-*
Special Small Cap Fund                   Kestrel Investment Management Corporation                    $42,754
REIT Fund                                Bay Isle Financial Corporation                               $24,342
Small Cap Value Fund                     J.L. Kaplan Associates, LLC                                  $21,214
Hidden Value Fund                        J.L. Kaplan Associates, LLC                                   $2,907
Core Equity Fund                         Waite & Associates, L.L.C.                                    $1,715
All Cap Value Fund                       E.R. Taylor Investments, Inc.                                   $680
International Equity Fund                Unibank Securities, Inc.                                        -0-*
International Small Cap Equity Fund      Unibank Securities, Inc.                                        -0-*


* The Fund had not commenced operations as of August 31, 1998.


The sub-advisory fee payable by Undiscovered Managers relating to the Special Small Cap Fund varies depending on the Fund's investment performance. For a description of such fee rate, see "Management of the Funds" in the Prospectus.


Each Fund's advisory agreement and sub-advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, Undiscovered Managers or the relevant sub-adviser, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to a sub-advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval, unless such approvals are no longer required by law.

The advisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding securities of the relevant Fund, upon sixty days' written notice, and by Undiscovered Managers upon ninety days' written notice. The advisory agreement shall automatically terminate in the event of its assignment. The advisory agreement for each of the Funds provides that Undiscovered Managers owns all rights to and control of the name "Undiscovered Managers." The advisory agreement for each of the International Equity Fund and the International Small Cap Equity Fund also provides that Undiscovered Managers owns all rights to and control of the name "UM." Each advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by Undiscovered Managers to eliminate all reference to the words "Undiscovered Managers" or "UM," as applicable, in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Undiscovered Managers, cast in person at a meeting called for the purpose of voting on such approval.


Each sub-advisory agreement may be terminated without penalty by Undiscovered Managers, by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, and each terminates automatically in the event of its assignment and upon termination of the related advisory agreement. Certain of the sub-advisory agreements may be terminated by the relevant sub-adviser in certain circumstances.

Each advisory and sub-advisory agreement provides that Undiscovered Managers or the applicable sub-adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The Trust intends to apply for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of the Trust's Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund and amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. See "Management of the Funds" in the Prospectus.

Trust Expenses

The Trust pays the compensation of its Trustees who are not officers or employees of Undiscovered Managers; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; 12b-1 fees; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses. 12b-1 fees with respect to a Fund, if any, are allocated only to that Fund's Investor Class shares or Class C shares, as applicable. Certain other expenses relating to a particular class (such as class specific shareholder services fees) may be allocated solely to that class.

As described in the Prospectus, Undiscovered Managers has voluntarily agreed, for an indefinite period, to reduce its fees and pay the expenses of each Fund's Institutional Class, Investor Class and Class C shares in excess of the following annual percentage rates of the average daily net assets of such Fund's Institutional Class, Investor Class and Class C shares, respectively, subject to the obligation of each class of a Fund to repay Undiscovered Managers such class's expenses in future years, if any, when such class's expenses fall below the stated percentage rate, but only to the extent that such repayment would not cause such class's expenses in any such future year to exceed the stated percentage rate, and provided that such class is not obligated to repay any such expenses more than two years after the end of the fiscal year in which they were incurred:



          Fund                                         Institutional Class        Investor Class            Class C
          ----                                         -------------------        --------------            -------
Behavioral Growth Fund                                      1.30%                    1.65%                  2.30%
Behavioral Value Fund                                       1.40%                    N/A*                   N/A*
Behavioral Long/Short Fund                                  2.00%                    N/A*                   N/A*
Special Small Cap Fund                           0.55% plus the advisory fee rate    N/A*                   N/A*
                                                    For the year in question
REIT Fund                                                   1.40%                    1.75%                  2.40%
Small Cap Value Fund                                        1.40%                    1.75%                  2.40%
Hidden Value Fund                                           1.30%                    1.65%                  N/A*
Core Equity Fund                                            0.99%                    1.34%                  1.99%
All Cap Value Fund                                          0.99%                    1.34%                  1.99%
International Equity Fund                                   1.45%                    N/A*                   2.45%
International Small Cap Equity Fund                         1.60%                    N/A*                   N/A*



* The Fund does not currently have such class.

Undiscovered Managers may change or terminate these voluntary arrangements at any time.

Administrator

Pursuant to an Administrative Services Agreement between the Trust and Undiscovered Managers, each Fund is obligated to pay Undiscovered Managers a fee at the annual rate of 0.25% of such Fund's average net assets for providing administrative services to that Fund. During the Trust's fiscal year ended August 31, 1998, the following amounts were paid or payable to Undiscovered Managers pursuant to the Administrative Services Agreement: $5,892 from the Behavioral Growth Fund, $13,369 from the Special Small Cap Fund, $8,693 from the REIT Fund, $7,578 from the Small Cap Value Fund, $1,212 from the Hidden Value Fund, $1,073 from the Core Equity Fund and $426 from the All Cap Value Fund. These amounts were subject to reduction and reimbursement under the expense deferral arrangements described above. Undiscovered Managers has entered into an agreement with First Data Investor Services Group, Inc. ("First Data") for the provision of certain administrative services to the Funds at Undiscovered Managers' expense. See "Management of the Funds" in the Prospectus.





Distributor

Institutional Class, Investor Class and Class C shares are sold on a continuous basis by the Trust's distributor, First Data Distributors, Inc., (the "Distributor"). Under the Distribution Agreement between the Trust and the Distributor, the Distributor is not obligated to sell any specific amount of shares of the Trust, but will use efforts deemed appropriate by it to solicit orders for the sale of the Trust's shares and to undertake such advertising and promotion as it believes reasonable in connection with such solicitation. The Distributor received no underwriting commissions from the Trust for the fiscal year ended on August 31, 1998.

Service and Distribution Plans
As described in the Prospectus, the Trust has adopted, under Rule 12b-1 under the 1940 Act, a Service and Distribution Plan relating to its Investor Class shares and a Service and Distribution Plan relating to its Class C shares (together, the "Service and Distribution Plans"). The Service and Distribution Plans permit the Trust to pay to the Distributor or any successor principal underwriter of the Trust or to one or more other persons or entities (which may but need not be affiliated with the Trust or any of its investment advisers or other service providers), pursuant to agreements executed on behalf of the Trust by one or more officers of the Trust or by the Distributor or any successor principal underwriter of the Trust, fees for services rendered and expenses borne in connection with the provision of certain services. The Service and Distribution Plan with respect to Investor Class shares provides that such fees may be paid as compensation for any or all of the following: (i) engaging in activities or bearing expenses primarily intended to result in the sale of Investor Class shares of the Trust, (ii) providing services relating to the Investor Class shares of the Trust (which would be in addition to any general services provided to a Fund as a whole) and (iii) providing additional personal services to the Trust's Investor Class shareholders and/or for the maintenance of Investor Class shareholder accounts. On an annual basis, the aggregate amount of fees under the Service and Distribution Plan relating to Investor Class shares with respect to each Fund will not exceed 0.35% of the Fund's average daily net assets attributable to its Investor Class shares. The Service and Distribution Plan with respect to Class C shares provides that such fees may be paid as compensation for any or all of the following: (i) engaging in activities or bearing expenses primarily intended to result in the sale of Class C shares of the Trust and (ii) providing additional personal services to the Trust's Class C shareholders and/or for the maintenance of Class C shareholder accounts. On an annual basis, the aggregate amount of fees under the Service and Distribution Plan relating to Class C shares with respect to each Fund will not exceed 1.00% of the Fund's average daily net assets attributable to its Class C shares.

Each Service and Distribution Plan may be terminated at any time as to any Fund by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Service and Distribution Plan or any agreements related to it, or by a vote of a majority of the outstanding Investor Class voting securities or Class C voting securities, as applicable, of that Fund (as defined in the 1940 Act). Any change in a Service and Distribution Plan that would materially increase the cost to the Investor Class shares or Class C shares, as applicable, of a Fund to which the Service and Distribution Plan relates requires approval by the Investor Class or Class C shareholders, as applicable, of that Fund. The Trustees of the Trust review at least quarterly a written report of such costs and the purposes for which such costs have been incurred. All material amendments to a Service and Distribution Plan requires a vote of the Trustees of the Trust, including a majority of the Trustees of the Trust who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of such Service and Distribution Plan or any agreements related to it, cast in person at a meeting called for such purpose. For so long as the Service and Distribution Plans are in effect, the selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

Each Service and Distribution Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved
(i) by the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Service and Distribution Plan or any agreements related to it and (ii) by the vote of a majority of the entire Board of Trustees of the Trust, in each case cast in person at a meeting called for the purpose of voting on the continuance of the Service and Distribution Plan.

The Trustees of the Trust believe that the Service and Distribution Plans will provide benefits to each Fund with Investor Class shares and Class C shares, as applicable. The Trustees of the Trust believe that the Service and Distribution Plan relating to Investor Class shares is likely to result in greater sales and/or fewer redemptions of the Trust's Investor Class shares, and thus higher asset levels in the Funds with Investor Class shares, although it is impossible to know for certain the level of sales and redemptions of the Trust's Investor Class shares that would occur in the absence of such Service and Distribution Plan or under alternative distribution arrangements. The Trustees of the Trust believe that the Service and Distribution Plan relating to Class C shares is likely to result in greater sales and/or fewer redemptions of the Trust's Class C shares, and thus higher asset levels in the Funds with Class C shares, although it is impossible to know for certain the level of sales and redemptions of the Trust's Class C shares that would occur in the absence of such Service and Distribution Plan or under alternative distribution arrangements. The Trustees of the Trust believe that higher asset levels could benefit the Funds with Investor Class shares and Class C shares by reducing Fund expense ratios and/or by affording greater investment flexibility to such Funds.


Additional Arrangements
Custodial Arrangements. The Bank of New York, 48 Wall Street, New York, New York 10286, is the custodian for each Fund except the Behavioral Long/Short Fund. Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540, is the custodian for the Behavioral Long/Short Fund. The custodians hold in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, are the registered owners of securities held in book entry form belonging to the Funds. Upon instruction, the custodians receive and deliver cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The custodians also maintain certain accounts and records of the Funds.

Independent Auditors. The Funds' independent auditors are Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110. Deloitte & Touche LLP conducts an annual audit of the Funds' financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE


In placing orders for the purchase and sale of portfolio securities for each Fund, each sub-adviser seeks the best price and execution, subject to each sub-adviser's ability to pay brokers or dealers commissions in excess of commissions another broker or dealer would have charged for effecting such transaction in recognition of such broker's or dealer's provision of brokerage and research products and/or services to the sub-adviser. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of each sub-adviser, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers. See "Portfolio Transactions" in the Prospectus.


During the fiscal year ended August 31, 1998, the Trust paid, on behalf of the following Funds, the aggregate amount of commissions set forth below:

           Fund                                                  Commissions
           ----                                                  -----------
Behavioral Growth Fund                                              $14,632
Behavioral Value Fund                                                  -0-*
Behavioral Long/Short Fund                                             -0-*
Special Small Cap Fund                                              $34,920
REIT Fund                                                           $40,434
Small Cap Value Fund                                                $36,083
Hidden Value Fund                                                    $3,627
Core Equity Fund                                                     $1,156
All Cap Value Fund                                                     $743
International Equity Fund                                              -0-*
International Small Cap Equity Fund                                    -0-*


* The Fund had not commenced operations as of August 31, 1998.

During the fiscal year ended August 31, 1998, the sub-advisers to each of the following Funds directed brokerage transactions, in such aggregate amounts and for such aggregate commissions as are set forth below, for the purpose of obtaining research services:

                                                                      Brokerage                     Related
           Fund                                                     Transactions                  Commissions
           ----                                                     ------------                  -----------
Behavioral Growth Fund                                               $7,101,041                     $11,662
Behavioral Value Fund                                                     -0-*                         -0-*
Behavioral Long/Short Fund                                                -0-*                         -0-*
Special Small Cap Fund                                               $8,578,440                     $25,667
REIT Fund                                                           $12,975,950                     $31,252
Small Cap Value Fund                                                $14,887,336                     $33,691
Hidden Value Fund                                                    $1,926,828                      $3,069
Core Equity Fund                                                          -0-                          -0-
All Cap Value Fund                                                     $541,934                        $743
International Equity Fund                                                 -0-*                         -0-*
International Small Cap Equity Fund                                       -0-*                         -0-*


* The Fund had not commenced operations as of August 31, 1998.

During the fiscal year ended August 31, 1998, the All Cap Value Fund purchased securities of Merrill Lynch & Co., a regular broker of the Fund, that were valued as of August 31, 1998 at $9,240.

                            DESCRIPTION OF THE TRUST

The Trust, registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated September 29, 1997 (as amended, the "Declaration of Trust").

The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various classes of shares with such preferences and other rights as the Trustees may designate. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust. Shareholders' investments in such an additional portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any Fund upon written notice to the shareholders.


The Funds offer the following classes of shares:



Fund                                                 Institutional Class          Investor Class          Class C
----                                                 -------------------          --------------          -------
Behavioral Growth Fund                                      X                        X                      X
Behavioral Value Fund                                       X
Behavioral Long/Short Fund                                  X
Special Small Cap Fund                                      X
REIT Fund                                                   X                        X                      X
Small Cap Value Fund                                        X                        X                      X
Hidden Value Fund                                           X                        X
Core Equity Fund                                            X                        X                      X
All Cap Value Fund                                          X                        X                      X
International Equity Fund                                   X                                               X
International Small Cap Equity Fund                         X

In general, expenses of each Fund are borne by all the shares in such Fund, regardless of class, on a pro rata basis relative to the net assets of each class. Fees under a 12b-1 plan with respect to a Fund, if any, however, are allocated only to that Fund's Investor Class shares or Class C shares, as applicable. Certain other expenses relating to a particular class (such as class-specific shareholder services fees) may be allocated solely to that class.


The assets received by any class of the Funds for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class. The underlying assets of any class of the Funds are segregated and are charged with the expenses with respect to that class and with a share of the general expenses of the corresponding Fund. Any general expenses of a Fund that are not readily identifiable as belonging to a particular class of such Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all classes of the Funds.

Voting Rights
As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and sub-advisory agreements relating to that series.

There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

Upon written request by ten shareholders of record, who have been such for at least six months preceding the date of such request and who hold shares in the aggregate having a net asset value of at least one percent (1%) of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

Shareholder and Trustee Liability
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of assets of a Fund or assets attributable to the particular class of a Fund for all loss and expense of any shareholder held personally liable for the obligations of such Fund or such class. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person is found after final adjudication in an action, suit or proceeding not to have acted in good faith in the reasonable belief that such action was in the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.


                                HOW TO BUY SHARES

Subject to minimum initial investment requirements and certain other conditions, an investor may make an initial purchase of shares of any class of shares of any Fund by submitting a completed application form and payment to:

                           Undiscovered Managers Funds
                           4400 Computer Drive
                           P.O. Box 5181
                           Westborough, MA 01581-5181


The procedures for purchasing shares of any class of shares of any Fund are summarized in "How to Purchase Shares" in the Prospectus. The Prospectus for each class also explains any applicable sales charge, 12b-1 fee, contingent deferred sales charge, and, for the Behavioral Value Fund, Behavioral Long/Short Fund, International Equity Fund and International Small Cap Equity Fund, a redemption fee.


                                 NET ASSET VALUE

The net asset value of any class of shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of that Fund's shares might be materially affected. The New York Stock Exchange is expected to be closed on the following weekdays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities listed on an established securities exchange or on the Nasdaq National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.


Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of any Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the Board of Trustees.


                              SHAREHOLDER SERVICES

Open Accounts
A shareholder's investment in any Fund is automatically credited to an open account maintained for the shareholder by First Data. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year First Data will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Systematic Withdrawal Plan

A Systematic Withdrawal Plan, referred to in the Prospectus under "Shareholder Services--Systematic Withdrawal Plan," provides for monthly, quarterly, semiannual or annual withdrawal payments of $1000 or more from the account of a shareholder provided that the account has a value of at least $25,000 at the time the plan is established. The proceeds from any such withdrawal shall equal the amount redeemed less any applicable contingent deferred sales charge and/or redemption fee.


Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a signature guarantee will be required on the Plan application. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for the dividend or distribution.

Since withdrawal payments represent proceeds from liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Trust makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

Exchange Privilege

Shareholders may redeem their shares of any Fund, subject to any applicable redemption fees, and have the proceeds applied on the same day to purchase the same class of shares of any other Fund. No front-end or contingent deferred sales charges will be imposed on any such exchange, but, for Funds that impose a redemption fee, the exchange will be treated as a redemption and the redemption fee will apply. The value of shares exchanged must be at least $1,000 and all exchanges are subject to the minimum investment requirement of the Fund into which the exchange is being made. This option is summarized in the Prospectus under "Shareholder Services--Free Exchange Privilege."


Exchanges may be effected by (1) making a telephone request by calling 1-800-667-1224, provided that a special authorization form is on file with First Data, or (2) sending a written exchange request to First Data accompanied by an account application for the appropriate Fund. The Trust reserves the right to modify this exchange privilege without prior notice.

An exchange constitutes a sale of the shares for federal income tax purposes on which the investor may realize a capital gain or loss.

IRAs
Under "Shareholder Services--Retirement Plans," the Prospectus refers to IRAs established under a prototype plan made available by the Distributor. These plans may be funded with shares of any Fund. All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from the Distributor.

Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

                                   REDEMPTIONS

The procedures for redemption of shares of any class of any Fund are summarized in the Prospectus under "How to Redeem Shares."

Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $50,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to Undiscovered Managers at 1-800-667-1224. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (currently $5.00) is deducted. Telephonic redemption requests must be received by Undiscovered Managers prior to the close of regular trading on the New York Stock Exchange on a day when the Exchange is open for business. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted by Undiscovered Managers and a new request will be necessary.

In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form available from First Data. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to First Data a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, First Data, the Distributor, Undiscovered Managers and the sub-advisers are not responsible for the authenticity of withdrawal instructions received by telephone. In the event that reasonable procedures are not followed in the verification of withdrawal instructions, the foregoing parties may be liable for any losses due to unauthorized instructions.


The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by First Data or an approved broker-dealer or its authorized designee in proper form, less any applicable contingent deferred sales charge and/or redemption fee. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.


Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period.

A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."

           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

As described in the Prospectus under "Dividends, Capital Gain Distributions and Taxes" it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

Income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to First Data. In order for a change to be in effect for any dividend or distribution, it must be received by First Data on or before the record date for such dividend or distribution.

As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code and to qualify for the special tax treatment accorded regulated investment companies and their shareholders. In order so to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, cash items (including receivables), government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. If it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains (generally subject to a 20% tax rate), if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. Some 1998 distributions of long-term capital gains realized in 1997 may be subject to a 28% tax rate.

In general, sales, redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. If shares have been held for one year or less, the gain or loss on the sale, redemption or exchange of such shares will be treated as short-term capital gain. In general, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

Dividends and certain interest income earned by each of the International Funds from foreign securities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, such Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that each of the International Funds will make this election in certain years. The remaining Funds do not expect to be eligible to make this election. If a Fund makes the election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them). A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by such Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Each of the International Funds' transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of each such Fund's income distributions to constitute a return of capital for tax purposes or require such Fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment by each of the International Funds in "passive foreign investment companies" could subject such Funds to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund".

A "passive foreign investment company" is any foreign corporation (i) 75 percent or more of the income of which for the taxable year is passive income or (ii) at least 50% of the assets of which (generally by value, but by adjusted tax basis in certain cases), on average, produce or are held for the production of passive income. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and foreign taxes.

The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

                           CALCULATION OF TOTAL RETURN


Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class for periods of one, five, and ten years (or for such shorter periods as shares of the Fund or class have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent]= ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment, (ii) any deferred sales load will be deducted at the times, in the amounts and under the terms disclosed in the Prospectus and (iii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods and without the deduction of front-end or contingent deferred sales charges. The Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

The table below sets forth the total return of (i) the Institutional Class shares of each Fund from such Fund's commencement of operations through the fiscal year ended August 31, 1998, and (ii) the Investor Class shares of each Fund that offers such shares from the initial offering of such class of shares through the fiscal year ended August 31, 1998. No performance information for Class C shares of the Funds for such period is included because no Class C shares of any of the Funds were outstanding on or before August 31, 1998.



                                                                              Total Return*              Total Return*
         Fund                                                               Institutional Class          Investor Class
         ----                                                               -------------------          ---------------
Behavioral Growth Fund                                                           (5.12)%                      (19.61)%**
  (commencement of operations December 31, 1997)

Behavioral Value Fund                                                            N/A***                        N/A***
  (commencement of operations after August 31, 1998)

Behavioral Long/Short Fund                                                       N/A***                        N/A***
  (commencement of operations after August 31, 1998)

Special Small Cap Fund                                                          (16.80)%                       N/A***
  (commencement of operations December 30, 1997)

REIT Fund                                                                       (14.88)%                       N/A***
  (commencement of operations January 1, 1998)

Small Cap Value Fund                                                            (12.80)%                      (18.88)%**
  (commencement of operations December 30, 1997)

Hidden Value Fund                                                               (21.92)%                      (19.27)%**
  (commencement of operations December 31, 1997)

Core Equity Fund                                                                  2.00%                       (13.56)%**
  (commencement of operations December 31, 1997)

All Cap Value Fund                                                               (7.76)%                      (18.76)%**
  (commencement of operations December 31, 1997)

International Equity Fund                                                        N/A***                        N/A***
  (commencement of operations after August 31, 1998)

International Small Cap Equity Fund                                              N/A***                        N/A***
  (commencement of operations after August 31, 1998)

--------------------
*   Not annualized.
**  Investor Class shares first offered on July 31, 1998.
*** No information available since either the Fund or the class within the Fund was not offered prior to August 31, 1998.

                             PERFORMANCE COMPARISONS

Total Return. Each Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. Each Fund may from time to time also include in advertisements or information furnished to present or prospective shareholders
(i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

Lipper Analytical Services, Inc. ("Lipper") distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. The rankings do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

Micropal, Inc. ("Micropal") distributes mutual fund rankings weekly and monthly. The rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

Morningstar, Inc. ("Morningstar") distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investors Service, Inc.

CDA/Weisenberger's Management Results ("Weisenberger") publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

As is discussed in greater detail below, performance information may also be used to compare the performance of the Funds to certain widely acknowledged standards or indices for stock market performance, such as those listed below.

Consumer Price Index. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

Dow Jones Industrial Average. The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

Morgan Stanley REIT Index. The Morgan Stanley REIT Index is a market capitalization weighted total return index of 93 REITs which exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price.

MSCI EAFE Index. The MSCI EAFE Index contains over 1000 stocks from 20 different countries with Japan (approximately 50%), United Kingdom, France and Germany being the most heavily weighted.

MSCI EAFE ex-Japan Index. The MSCI EAFE ex-Japan Index consists of all stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

MSCI EAFE Small Cap Index. The MSCI EAFE Small Cap Index contains over 1200 stocks of companies that (i) have market capitalizations of between $200 million and $800 million and (ii) are from any of 20 different countries with Japan, United Kingdom, France and Germany being the most heavily weighted.

NAREIT Equity Index. The NAREIT Equity Index consists of all tax-qualified equity REITs listed on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market System.

Russell Midcap Index. The Russell Midcap Index is comprised of the 800 smallest of the 1000 largest U.S.-domiciled corporations, ranked by market capitalization.


Russell Midcap Value Index. The Russell Midcap Value Index is comprised of those corporations within the 800 smallest of the 1000 largest U.S.-domiciled corporations, with lower price-to-book ratios and lower forecasted growth values.

Russell 1000 Index. The Russell 1000 Index is comprised of the 1000 largest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.

Russell 1000 Value Index. The Russell 1000 Value Index is comprised of those companies within the 1000 largest U.S.-domiciled corporations with lower price-to-book ratios and lower forecasted growth values.


Russell 2000 Index. The Russell 2000 Index is comprised of the 2000 smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.

Russell 2000 Value Index. The Russell 2000 Value Index is comprised of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled corporations with lower price-to-book ratios and lower forecasted growth values.

Russell 2500 Index. The Russell 2500 Index is comprised of the 2500 smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.

Russell 2500 Growth Index. The Russell 2500 Growth Index is comprised of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled corporations with higher price-to-book ratios and higher forecasted growth values.

Standard & Poor's/Barra Growth Index. The Standard & Poor's/Barra Growth Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

Standard & Poor's/Barra Value Index. The Standard & Poor's/Barra Value Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.

3-month U.S. Treasury Bills. 3-month U.S. Treasury bills are direct obligations of the United States Treasury which are issued with a three month maturity. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

Wilshire Real Estate Securities Index. The Wilshire Real Estate Securities Index is a market capitalization weighted index of publicly traded real estate securities (such as REITs, real estate operating companies and partnerships) which satisfy certain minimum requirements in book value, market capitalization, percentage of revenue generated from ownership and operation of real estate assets and liquidity.

Performance information about the Funds will be provided in the Funds' annual reports, which will be available upon request and without charge. In addition, from time to time, articles about the Funds regarding performance, rankings and other characteristics of the Funds may appear in publications including, but not limited to, the publications included in Appendix A. In particular, the performance of the Funds may be compared in some or all of these publications to the performance of various indices and investments for which reliable performance data is available and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Such publications may also publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' promotional literature. References to articles regarding personnel of the sub-advisers who have portfolio management responsibility may also be used in the Funds' promotional literature. For additional information about the Funds' advertising and promotional literature, see Appendix B.

                              FINANCIAL STATEMENTS

The Trust's audited Financial Statements for the fiscal year ended August 31, 1998, included in the Trust's Annual Report filed with the Securities and Exchange Commission, pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are hereby incorporated in this Statement of Additional Information. A copy of the Trust's Annual Report is available without charge upon request from Undiscovered Managers, LLC, Plaza of the Americas, 700 North Pearl Street, Suite 1700, Dallas, Texas 75201 or by calling toll free 1-888-242-3514.

                             SPECIMEN PRICE MAKE-UP
                                 CLASS C SHARES


Total Offering Price
Per Class C Share (as of _______________):



                                                                Behavioral Growth        REIT             Small Cap Value
                                                                      Fund               Fund                  Fund
                                                                      ----               ----                  ----
Net Asset Value and Redemption
Price Per Share

Maximum Offering Price Per Share



                                                                   Core Equity      All Cap Value        International Equity
                                                                      Fund               Fund                   Fund
                                                                      ----               ----                   ----
Net Asset Value and Redemption
Price Per Share

Maximum Offering Price Per Share

                                   APPENDIX A

                 Publications That May Contain Fund Information

ABC and affiliates
Adam Smith's Money World
America On Line
Anchorage Daily News
Atlanta Constitution
Atlanta Journal
Arizona Republic
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg Business News
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CDA Investment Technologies
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Fee Adviser
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights
Forbes
Fort Lauderdale Sun Sentinel
Fort Worth Star-Telegram

Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(The) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
LA Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money Magazine
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian

Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall Street Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

                                   APPENDIX B

                     Advertising and Promotional Literature

Undiscovered Managers Funds' advertising and promotional material may include, but is not limited to, discussions of the following information:

o Undiscovered Managers Funds' participation in wrap fee and no transaction fee programs

o Characteristics of the various sub-advisers, including the locations of offices, investment practices and clients

o Specific and general investment philosophies, strategies, processes and techniques

o Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

o    Industry conferences at which the various sub-advisers participate

o Current capitalization, levels of profitability and other financial information

o Identification of portfolio managers, researchers, economists, principals and other staff members and employees

o The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

o Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

o    Current and historical statistics relating to:
       --     total dollar amount of assets managed
       --     Undiscovered Managers Funds' assets managed in total and by Fund
       --     the growth of assets
       --     asset types managed


References may be included in Undiscovered Managers Funds' advertising and promotional literature about 401(k) and retirement plans that offer the Funds. The information may include, but is not limited to:

o Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Undiscovered Managers Funds may or may not have a relationship.

o Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Funds as 401(k) or retirement plan funding vehicles produced by industry authorities, research organizations and publications.

                           Undiscovered Managers Funds
                            Part C. Other Information

Item 24.      Financial Statements and Exhibits

(A) (1) Financial Statements: See "Financial Highlights" in the Prospectuses and "Financial Statements" in the Statement of Additional Information.

(B) Exhibits

         1. Amended and Restated Agreement and Declaration of Trust of Undiscovered Managers Funds (the "Trust")--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

         2. By-Laws of the Trust--Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A.

         3.       None.

         4.       None.

         5.(a) Form of Management Agreement between the Trust and Undiscovered Managers, LLC ("Undiscovered
                  Managers")--Incorporated by reference to the Registrant's Registration Statement on Form N-1A.

           (b) Form of Sub-Advisory Agreements between Undiscovered Managers and each sub-adviser relating to each series of the Trust.


                  (i) Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund"): Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler") (formerly known as RJF Asset Management, Inc.)--Incorporated by reference to the Registrant's Registration Statement on Form N-1A.

                  (ii) Undiscovered Managers Behavioral Value Fund (the "Behavioral Value Fund"): Fuller &
                           Thaler--Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A.

                  (iii) Undiscovered Managers Behavioral Long/Short Fund (the "Behavioral Long/Short Fund"): Fuller & Thaler--Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A.


                  (iv) Undiscovered Managers Special Small Cap Fund (the "Special Small Cap Fund"): Kestrel Investment Management Corporation ("Kestrel
                           Management")--Incorporated by reference to
                           Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A.

                  (v)      Undiscovered Managers REIT Fund (the "REIT Fund"):
                           Bay Isle Financial Corporation ("Bay
                           Isle")--Incorporated by reference to the Registrant's Registration Statement on Form N-1A.

                  (vi) Undiscovered Managers Small Cap Value Fund (the "Small Cap Value Fund") and Undiscovered Managers Hidden Value Fund (the "Hidden Value Fund"): J.L. Kaplan Associates, LLC ("Kaplan Associates")-- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

                  (vii) Undiscovered Managers Core Equity Fund (the "Core Equity Fund"): Waite & Associates
                           L.L.C.--Incorporated by reference to the Registrant's Registration Statement on Form N-1A.

                  (viii) Undiscovered Managers All Cap Value Fund (the "All Cap Value Fund"): E.R. Taylor Investments, Inc. ("E.R. Taylor")--Incorporated by reference to the Registrant's Registration Statement on Form N-1A.

                  (ix) UM International Equity Fund (the "International Equity Fund"): Unibank Securities, Inc. ("Unibank")-- Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A.

                  (x) UM International Small Cap Equity Fund (the "International Small Cap Equity Fund"):
                           Unibank--Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A.

         6. Form of Distribution Agreement between the Trust and First Data Distributors, Inc.--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

         7.       None.

         8.(a) Form of Custodian Agreement between the Trust and The Bank of New York-- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.


           (b) Form of Custody Agreement between the Trust and Custodial Trust Company -- Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A.

           (c) Form of Special Custody Account Agreement by and among the Trust, Custodial Trust Company and Bear, Stearns Securities Corp. -- Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A.


         9.(a) Form of Transfer Agency and Services Agreement between the Trust and First Data Investor Services Group, Inc. ("First Data")--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

           (b) Form of Organizational Expense Reimbursement Agreement between the Trust and Undiscovered Managers--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.


           (c) Form of Expense Deferral Agreement between the Trust and Undiscovered Managers relating to the Behavioral Value Fund, the Behavioral Long/Short Fund, the Special Small Cap Fund and the International Small Cap Equity Fund - Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A.

           (d) Form of Amended and Restated Expense Deferral Agreement between the Trust and Undiscovered Managers relating to the Hidden Value Fund - Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A.

           (e) Form of Second Amended and Restated Expense Deferral Agreement between the Trust and Undiscovered Managers relating to the Behavioral Growth Fund, the REIT Fund, the Small Cap Value Fund, the Core Equity Fund and the All Cap Value Fund is filed herewith.

           (f) Form of Amended and Restated Expense Deferral Agreement between the Trust and Undiscovered Managers relating to the International Equity Fund is filed herewith.

           (g) Form of Administrative Services Agreement between the Trust and Undiscovered Managers--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

           (h) Form of Sub-Administration Agreement between Undiscovered Managers and First Data--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.


         10.(a) Opinion and Consent of Counsel, dated December 17, 1997 relating to the Behavioral Growth Fund, the Special Small Cap Fund, the REIT Fund, the Small Cap Value Fund, the Hidden Value Fund, the Core Equity Fund and the All Cap Value Fund--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.


           (b) Opinion and Consent of Counsel, dated December 18, 1998 relating to the Behavioral Value Fund, the Behavioral Long/Short Fund, the International Equity Fund and the International Small Cap Equity Fund is filed herewith.


         11.      Consent of Independent Auditors is filed herewith.

         12.      None.

         13. Investment Representation Letter--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

         14.      None.


         15.(a) Service and Distribution Plan relating to Investor Class Shares is filed herewith.

            (b) Form of Service and Distribution Plan relating to Class C shares is filed herewith.

         16. Computations of Performance Data -- Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A.


         17.      Financial Data Schedules are filed herewith.


         18.      Form of Amended Multi-Class Plan is filed herewith.


         19.(a) Powers of Attorney for each of Roger B. Keating, Matthew J. Kiley and Robert P. Schmermund, designating Mark P. Hurley, John J. Burke III, Mary Chris Sayre and Neil Forrest--Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A.

            (b) Power of Attorney for Diana Tarnow, designating Mark P. Hurley, Mary Chris Sayre and Neil Forrest--Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A.




Item 25.      Persons Controlled by or Under Common Control with the Trust
              None.

Item 26.      Number of Holders of Securities

The following table sets forth the number of record holders of the Institutional Class of each series of the Trust as of January 31, 1999.



                 Title of Series                              Number of Record Holders
                 ---------------                              ------------------------
    Behavioral Growth Fund                                                 108
    Behavioral Value Fund                                                   10
    Behavioral Long/Short Fund                                              12
    Special Small Cap Fund                                                  36
    REIT Fund                                                               28
    Small Cap Value Fund                                                    59
    Hidden Value Fund                                                       41
    Core Equity Fund                                                        17
    All Cap Value Fund                                                       8
    International Equity Fund                                                1
    International Small Cap Equity Fund                                      1




The following table sets forth the number of record holders of the Investor Class of each series of the Trust as of January 31, 1999.



                 Title of Series                              Number of Record Holders
                 ---------------                              ------------------------

    Behavioral Growth Fund                                                      45
    REIT Fund                                                                    0
    Small Cap Value Fund                                                         3
    Hidden Value Fund                                                            1
    Core Equity Fund                                                             1
    All Cap Value Fund                                                           1




As of January 31, 1999, no Class C shares of any of the Funds were issued and outstanding.


Item 27.      Indemnification


Article VIII of the Trust's Agreement and Declaration of Trust (Exhibit 1 hereto) and Article 4 of the Trust's By-Laws (Exhibit 2 hereto) provides for indemnification of its Trustees and officers. The effect of these provisions is to provide indemnification for each of the Trust's Trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or officer may be involved by reason of being or having been a Trustee or officer, except with respect to any matter as to which such Trustee or officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or officer's action was in the best interest of the Trust, and except that no Trustee or officer shall be indemnified against any liability to the Trust or its shareholders to which such Trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.


Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.      Business and Other Connections of Investment Adviser

(a) Undiscovered Managers is the investment adviser to all series of the Trust, and its business is summarized in "Management of the Funds" in the Prospectus. Undiscovered Managers' management committee members and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):


     Name and Office with                 Name and Address of                            Nature of
     Undiscovered Managers                Other Affiliations                             Connection
     ---------------------                ------------------                             ----------
     Mark P. Hurley                       *Merrill Lynch & Company                       Managing Director
        President, Chief                  250 Vesey Street
        Executive Officer and             World Financial Center
        Management                        New York, New York 10281
        Committee Member

     Robert L. Adair III                  AMRESCO, INC.                                  President
        Management Committee              Plaza of the Americas
        Member                            700 North Pearl Street
                                          Dallas, Texas 75201

     Randolph E. Brown                    AMRESCO, INC.                                  Senior Vice President
        Management Committee
        Member

     Barry L. Edwards                     AMRESCO, INC.                                  Executive Vice President
        Management Committee                                                             and Chief Financial
        Member                                                                           Officer

     Robert H. Lutz, Jr.                  Amresco Advisors, Inc.                         Director
        Management Committee              Plaza of the Americas
        Member                            700 North Pearl Street
                                          Dallas, Texas 75201

     Thomas F. O'Toole                    Principal Financial Securities                 Consultant; formerly
        Management Committee              Fountain Place                                 Chairman, President and
        Member                            1445 Ross Avenue, Suite 2300                   Chief Executive Officer
                                          Dallas, Texas 75202

     Harris Weinstein                     Covington & Burling                            Partner
        Management Committee              1201 Pennsylvania Avenue
        Member                            8th Floor
                                          Washington, D.C. 20004

(b) Fuller & Thaler is the sub-adviser to the Behavioral Growth, Behavioral Value and Behavioral Long/Short Funds, and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. Fuller & Thaler's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):



     Name and Office with                  Name and Address of                           Nature of
     Fuller & Thaler                       Other Affiliations                            Connection
     ---------------                       ------------------                            ----------
     Russell J. Fuller                      Fuller Partners, Ltd.                        General Partner
        Director and President              411 Borel Avenue
                                            Suite 402
                                            San Mateo, CA 94402

     Anne Fuller                            San Francisco Society of                     Education Director
        Director                            Security Analysts
                                            P.O. Box 27278
                                            San Francisco, CA 94127

     John L. Kling                          Fuller Partners, Ltd.                        General Partner
        Director
                                            Washington State University                  Professor of Finance
                                            Department of Finance
                                            Todd Hall
                                            483 College of Business
                                             and Economics
                                            Pullman, Washington 99164

     Frederick W. Stanske                   *Hexcel Corporation                          Director
        Director and Senior                 2 Stamford Plaza
        Vice President                      Stamford, Connecticut 06901

                                            *Fisher Investments                          Vice President
                                            13100 Skyline Boulevard                      and Research Analyst
                                            Woodside, California 94062

     Richard Thaler                         University of Chicago                        Professor of Behavioral
        Director                            Graduate School of Business                  Science and Economics
                                            1101 East 58th Street
                                            Chicago, Illinois 60637

                                            *Massachusetts Institute of                  Professor of Behavioral
                                            Technology                                   Science and Economics
                                            Sloan School of Management
                                            50 Memorial Drive
                                            Cambridge, Massachusetts 02142

     Crystal Kwok                         *Insight Capital Research                      Vice President
        Vice President                      & Management
                                            2121 North California Blvd
                                            Suite 560
                                            Walnut Creek, CA 94596

                                            *Callan Associates                          Senior Analyst
                                            71 Stevenson Street
                                            San Francisco, CA 94105

     Mark Moon                              *Heidt Capital Group, LLC                   Chief Investment Officer
        Vice President

(c) Kestrel Management is the sub-adviser to the Special Small Cap Fund, and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. Kestrel Management's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

     Name and Office with                       Name and Address of                Nature of
     Kestrel Management                         Other Affiliations                 Connection
     ------------------                         ------------------                 ----------
     Abbott J. Keller                           None                               None
        Director and President

     David J. Steirman                          None                               None
        Director and Chief
        Investment Officer



(d) Bay Isle is the sub-adviser to the REIT Fund, and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. Bay Isle's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:


     Name and Office with                       Name and Address of                Nature of
     Bay Isle                                   Other Affiliations                 Connection
     --------                                   ------------------                 ----------
     Gary Pollock                               None                               None
        Director and President

     William Schaff                             None                               None
        Director and Chief
        Investment Officer

     Ralph L. Block                             None                               None
        Director


(e) Kaplan Associates is the sub-adviser to the Small Cap Value Fund and Hidden Value Fund and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. The following persons affiliated with Kaplan Associates have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

     Name and Office with                 Name and Address of                  Nature of
     Kaplan Associates                    Other Affiliations                   Connection
     -----------------                    ------------------                   ----------
     James L. Kaplan                      None                                 None
        Member

     Paul Weisman                         None                                 None
        Portfolio Manager

(f) Waite & Associates, L.L.C. is the sub-adviser to the Core Equity Fund and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. Waite & Associates, L.L.C.'s officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

     Name and Office with                      Name and Address of                 Nature of
     Waite & Associates, L.L.C.                Other Affiliations                  Connection
     --------------------------                ------------------                  ----------
     Leslie A. Waite                           None                                None
        President

     Peter D. Tamny                            None                                None
        Managing Director

     Peter C. Brockett                         None                                None
        Managing Director

     Patrick Westmoreland                      None                                None
        Managing Director

     Diana Calhoun
        Managing Director                      None                                None


(g) E.R. Taylor is the sub-adviser to the All Cap Value Fund, and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. E.R. Taylor's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

     Name and Office with                  Name and Address of                                Nature of
     E.R. Taylor                           Other Affiliations                                 Connection
     -----------                           ------------------                                 ----------
     Sherwood T. Small                      None                                              None
        President

     Martha E. Cottrill                     None                                              None
        Vice President

     Kenneth E. DeWitt                      None                                              None
        Vice President

     John S. Tamagni                        Lazard Freres & Co. LLC                           Managing Director
        Director                            One Rockefeller Plaza
                                            New York, NY 10020

     Salvatore J. Cozzolino                 None                                              None
        Director

     C. Michael Hazard                      Westfield Capital Management                      CEO & Chairman
        Director                            One Financial Center                              of the Board
                                            Boston, MA 02111

     John C. Hou                            Prince Capital Management, LLC                    President
        Director                            240 Madison Avenue
                                            New York, NY 10016

(h) Unibank is the sub-adviser to the International Equity and International Small Cap Equity Funds, and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. Unibank's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

     Name and Office with                      Name and Address of                     Nature of
     Unibank                                   Other Affiliations                      Connection
     -------                                   ------------------                      ----------
     Henrik Bak                                None                                    None
        Director and President

     Peter Vilhelm Caroe                       Unibank, New York                       Managing Director
        Chairman of the Board                  13-15 West 54th Street
                                               New York, New York 10019

     John Joseph Mulligan                      Unibank, New York                       Director
        Director                               13-15 West 54th Street
                                               New York, New York 10019

     Peter Egelund Jensen                      None                                    None
        Chief Financial Officer

     Henrik Rye Peterson                       None                                    None
        Chief Financial Officer


Item 29.

(a) First Data Distributors, Inc., a wholly-owned subsidiary of First Data Investor Services Group, Inc., and an indirect wholly-owned subsidiary of First Data Corporation, acts as distributor for the Trust. First Data Distributors, Inc., also distributes the securities of the following investment companies: ABN AMRO Funds, Allegheny Funds, BT Insurance Funds Trust, First Choice Funds Trust, Forward Funds, Inc., The Galaxy Fund, Galaxy VIP Fund, Galaxy Fund II, IBJ Funds Trust, Light Index Fund, Inc., Panorama Trust and Wilshire Target Funds, Inc. First Data Distributors, Inc., is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

(b) The information required by this Item 29(b) with respect to each director, officer, or partner of First Data Distributors, Inc., is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc., with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (file no. 8-45467).

(c)      Not applicable.


Item 30.      Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Trust's Secretary, Mary Chris Sayre; the Trust's investment adviser, Undiscovered Managers; the custodian of each Fund except the Behavioral Long/Short Fund, The Bank of New York; the custodian of the Behavioral Long/Short Fund, Custodial Trust Company; and the Trust's transfer agent, First Data. The address of the Secretary and the investment adviser is Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201; the address of The Bank of New York is 48 Wall Street, New York, New York 10286; the address of Custodial Trust Company is 101 Carnegie Center, Princeton, New Jersey 08540; and the address of the transfer agent is 4400 Computer Drive, Westborough, Massachusetts 01581.

Item 31.      Management Services
              None.

Item 32.      Undertakings

(a) The undersigned Trust hereby undertakes to call a meeting of shareholders for the purpose of voting on the removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding voting securities and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

(b) The Trust hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Trust's latest Annual Report to shareholders upon request and without charge.

                                     NOTICE

A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Undiscovered Managers Funds, has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California on the 24th day of February, 1999.


                                                  UNDISCOVERED MANAGERS FUNDS

                                                  By: /s/ Mark P. Hurley
                                                  ------------------------------
                                                  Mark P. Hurley
                                                  Title: President

Pursuant to the requirements of the Securities Act of 1933, this amendment to its registration statement has been signed below by the following persons in the capacities and on the dates indicated.


                 Signatures                                   Title                                Date
                 ----------                                   -----                                ----
       /s/ Mark P. Hurley                             President and Trustee                   February 24, 1999
       ------------------
           Mark P. Hurley

       /s/ * Mark P. Hurley                           Trustee                                 February 24, 1999
       --------------------
             Roger B. Keating

       /s/ * Mark P. Hurley                           Trustee                                 February 24, 1999
       --------------------
             Matthew J. Kiley

       /s/ * Mark P. Hurley                           Trustee                                 February 24, 1999
       --------------------
             Robert P. Schmermund

       /s/ * Mark P. Hurley                           Assistant Treasurer                     February 24, 1999
       --------------------
             Diana Tarnow


*Signed by Mark P. Hurley as Attorney-In-Fact

                           UNDISCOVERED MANAGERS FUNDS

                                Index to Exhibits


  Exhibit No.         Description
  -----------         -----------
     99.9(e)          Form of Second Amended and Restated Expense Deferral
                      Agreement between the Trust and Undiscovered Managers
                      relating to the Behavioral Growth Fund, the REIT Fund, the
                      Small Cap Value Fund, the Core Equity Fund and the All Cap
                      Value Fund.

     99.9(f) Form of Amended and Restated Expense Deferral Agreement between the Trust and Undiscovered Managers relating to the International Equity Fund.

     99.10(b)         Opinion and Consent of Counsel, dated December 18,
                      1998 relating to the Behavioral Value Fund, the Behavioral Long/Short Fund, the International
                      Equity Fund and the International Small Cap Equity
                      Fund.

     99.11            Consent of Independent Auditors.

     99.15(a)         Service and Distribution Plan relating to Investor Class shares.

     99.15(b)         Form of Service and Distribution Plan relating to Class C shares.

     99.18            Form of Amended Multi-Class Plan.

     27               Financial Data Schedules.